                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-21335

Exact name of registrant as specified in charter: OPTIMUM FUND TRUST

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end: March 31

Date of reporting period: September 30, 2003

Item 1. Reports to Stockholders




Semiannual Report 2004
--------------------------------------------------------------------------------
                  OPTIMUM FIXED INCOME FUND
                  OPTIMUM INTERNATIONAL FUND
                  OPTIMUM LARGE CAP GROWTH FUND
                  OPTIMUM LARGE CAP VALUE FUND
                  OPTIMUM SMALL CAP GROWTH FUND
                  OPTIMUM SMALL CAP VALUE FUND

Table
  OF CONTENTS

-------------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statements of Net Assets                                        1

  Statements of Assets and Liabilities                           20

  Statements of Operations                                       21

  Statements of Changes in Net Assets                            23

  Financial Highlights                                           25

  Notes to Financial Statements                                  31
-------------------------------------------------------------------















   Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

   Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2003 Delaware Distributors, L.P.

Statements                                        Optimum Fixed Income Fund
  OF NET ASSETS                                   September 30, 2003 (Unaudited)


                                                     Principal      Market
                                                      Amount*    Value (U.S.$)
--------------------------------------------------------------------------------
Agency Collateralized Mortgage Obligations - 2.48%
--------------------------------------------------------------------------------
   Fannie Mae
     Series 02-70 QD 5.50% 6/25/26                   $   25,000   $    26,045
     Series 03-106 WB 4.50% 10/25/23                     35,000        36,318
     Series 03-87 TD 3.50% 4/25/11                       30,000        30,152
     Series 03-W99 A2B 4.71% 9/15/18                     25,000        25,910
   Freddie Mac
     3.50% 1/15/10                                       25,000        25,475
     3.75% 8/15/18                                       25,000        25,645
     5.00% 2/15/22                                       19,807        20,649
     5.00% 10/15/22                                      25,000        24,826
     5.50% 6/15/30                                        8,167         8,237
     6.00% 11/15/31                                       5,144         5,351
   Freddie Mac
     Series T-58 1A2 6.50% 9/25/34                        5,000         5,030
     Series T-58 2A 6.50% 9/25/34                        10,000        10,644
     Series T-58 3A 7.00% 10/15/42                       20,000        21,669
                                                                  -----------
Total Agency Collateralized Mortgage
   Obligations (cost $262,772)                                        265,951
                                                                  -----------
--------------------------------------------------------------------------------
Agency Mortgage-Backed Securities - 10.47%
--------------------------------------------------------------------------------
   Fannie Mae
     4.50% 10/1/18 TBA                                  185,000       186,561
     4.92% 5/1/13                                        25,000        26,219
     5.00% 11/1/17                                       35,933        36,809
     5.00% 6/1/18                                        38,859        39,867
     5.00% 8/1/18                                        30,000        30,778
     5.00% 9/1/23                                        35,000        35,355
     5.50% 10/25/31 TBA                                  15,000        15,305
     5.50% 7/1/33                                       117,940       120,408
     5.50% 9/1/33                                        69,386        70,839
     6.00% 10/1/31 TBA                                  275,000       283,851
     6.00% 9/1/33                                        20,000        20,650
     6.00% 10/1/33                                       20,000        20,650
     6.06% 5/1/12                                        16,685        18,625
     6.50% 10/25/29 TBA                                  75,000        78,188
     7.00% 12/1/06                                        7,581         8,434
     7.50% 3/1/32                                        18,399        19,641
   Freddie Mac
     5.00% 7/1/18                                        44,290        45,411
     5.00% 9/1/33 TBA                                    10,000        10,075
     5.00% 10/1/33                                       20,000        19,994
     6.50% 9/1/33                                        32,401        33,849
                                                                  -----------
Total Agency Mortgage-Backed Securities
  (cost $1,107,201)                                                 1,121,509
                                                                  -----------
--------------------------------------------------------------------------------
Agency Obligations - 0.42%
--------------------------------------------------------------------------------
   Fannie Mae 2.375% 4/13/06                             40,000        40,121
   Freddie Mac 4.50% 7/15/13                              5,000         5,059
                                                                  -----------
Total Agency Obligations (cost $44,598)                                45,180
                                                                  -----------
--------------------------------------------------------------------------------
Asset-Backed Securities - 2.07%
--------------------------------------------------------------------------------
   Capital One Auto Finance Trust
     Series 03-A A4A 2.47% 1/15/10                       20,000        19,899
   Citibank Credit Card Issuance Trust
     Series 02-A1 A1 4.95% 2/9/09                        30,000        32,233
   Detroit Edison Securitization Funding LLC
     Series 01-1 A6 6.62% 3/1/16                         20,000        22,982

                                                     Principal      Market
                                                      Amount*    Value (U.S.$)
--------------------------------------------------------------------------------
Asset-Backed Securities (continued)
--------------------------------------------------------------------------------
   PP&L Transition Bond LLC Series 99-1 A5
     6.83% 3/25/07                                   $   10,000  $     10,476
   SLM Student Loan Trust Series 97-2
     Certificates 1.837% 10/25/13                        25,000        25,013
   WFS Financial Owner Trust Series 03-3 A4
     3.25% 5/20/11                                       20,000        20,290
   Whole Auto Loan Trust
     Series 03-1 A4 2.58% 3/15/10                        45,000        45,217
     Series 03-1 B 2.24% 3/15/10                         45,000        45,162
                                                                  -----------
Total Asset-Backed Securities (cost $218,637)                         221,272
                                                                  -----------
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations - 1.14%
--------------------------------------------------------------------------------
   Bank of America Mortgage Securities
     Series 03-I 2A4 3.828% 10/25/33                      5,000         5,025
   Bear Stearns Adjustable Rate Mortgage
     Series 03-7 A8 4.831% 10/25/33                       5,000         4,963
   Countrywide Home Loans Series 03-1 1A7
     4.50% 3/25/33                                       18,369        18,596
   CS First Boston Mortgage Securities
     Series 03-8 5A1 6.50% 4/25/33                        8,607         9,000
     Series 03-23 5A1 6.00% 9/25/33                       5,000         5,134
     Series 03-23 6A1 6.50% 9/1/33                       10,000        10,408
     Series 03-23 7A1 5.00% 9/25/18                      10,000        10,194
   Master Adjustable Rate Mortgages Trust
     Series 03-3 3A4 4.625% 9/25/33                      35,000        35,787
   Structured Asset Securities Series 02-22H 1A
     7.00% 11/25/32                                       2,749         2,866
   Washington Mutual MSC Mortgage
     Pass-Through CTFS Series 01-MS15 SA1
     6.00% 1/25/17                                       20,013        20,602
                                                                  -----------
Total Collateralized Mortgage Obligations
   (cost $121,179)                                                    122,575
                                                                  -----------
--------------------------------------------------------------------------------
Commercial Collateralized Mortgage-Backed Securities - 0.32%
--------------------------------------------------------------------------------
   First Union-Lehman Brothers-Bank of
     America Series 98-C2 A2 6.56% 11/18/08              15,000        16,996
   Nomura Asset Securities Series 98-D6 A1B
     6.59% 3/15/30                                       15,000        17,060
                                                                  -----------
Total Commercial Collateralized
   Mortgage-Backed Securities (cost $33,531)                           34,056
                                                                  -----------
--------------------------------------------------------------------------------
Corporate Bonds - 22.55%
--------------------------------------------------------------------------------
Aerospace & Defense - 0.15%
  *Armor Holdings 144A 8.25% 8/15/13                     15,000        15,938
                                                                  -----------
                                                                       15,938
                                                                  -----------
Automobiles & Automotive Parts - 0.34%
  *Advance Accessory Systems 144A
     10.75% 6/15/11                                       5,000         5,400
   General Motors
     7.125% 7/15/13                                      10,000        10,508
     8.375% 7/15/33                                       5,000         5,243
   Johnson Controls 4.875% 9/15/13                        5,000         5,143
  *United Component 144A 9.375% 6/15/13                  10,000        10,450
                                                                  -----------
                                                                       36,744
                                                                  -----------

Statements                                             Optimum Fixed Income Fund
  OF NET ASSETS (CONTINUED)


                                                     Principal      Market
                                                      Amount*    Value (U.S.$)
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Banking, Finance & Insurance - 4.62%
   Aegon NV 4.75% 6/1/13                             $   10,000   $     9,947
   Alamosa Delaware 12.50% 2/1/11                         5,000         4,850
   American General Finance 4.625% 9/1/10                25,000        25,656
   AON 7.375% 12/14/12                                    5,000         5,805
   Bear Stearns Company
     4.00% 1/31/08                                        5,000         5,157
     4.65% 7/2/18                                         5,000         4,650
   Bluewater Finance 10.25% 2/15/12                      10,000        10,200
   Capital One Bank
     4.875% 5/15/08                                       5,000         5,184
     5.75% 9/15/10                                        5,000         5,270
     6.50% 6/13/13                                        5,000         5,127
   Cendant 7.375% 1/15/13                                 5,000         5,776
   Citigroup
     5.675% 8/27/12                                      10,000        10,753
     5.875% 2/22/33                                       5,000         5,077
   Countrywide Home 1.76% 6/2/06                         10,000        10,033
   Credit Suisse First Boston USA
     4.63% 1/15/08                                        5,000         5,273
  *Crum & Forster 144A 10.375% 6/15/13                    5,000         5,463
  *Erac USA Finance 144A 7.35% 6/15/08                    5,000         5,793
  *Farmers Exchange Capital 144A
     7.05% 7/15/28                                        5,000         4,692
     7.20% 7/15/48                                       10,000         8,882
   Finova Group 7.50% 11/15/09                           15,000         7,500
   Ford Motor Credit
     5.625% 10/1/08                                       5,000         5,063
     5.80% 1/12/09                                       15,000        15,142
     7.00% 10/1/13                                        5,000         5,041
     7.45% 7/16/31                                       10,000         9,248
     7.50% 3/15/05                                       65,000        68,991
  *Gemstone Investments 144A
     7.71% 10/31/04                                       5,000         4,963
   General Electric Capital 5.45% 1/15/13                10,000        10,523
   GMAC
     6.75% 1/15/06                                        5,000         5,350
     7.25% 3/2/11                                         5,000         5,303
     8.00% 11/1/31                                        5,000         5,150
   Goldman Sachs 4.75% 7/15/13                           10,000         9,916
  *ING Bank 144A 5.125% 5/1/15                           10,000        10,198
   JP Morgan Chase 5.75% 1/2/13                           5,000         5,350
   Morgan Stanley 5.30% 3/1/13                           10,000        10,353
  *New York Life 144A 5.875% 5/15/33                      5,000         5,020
  *Oil Insurance 144A 5.15% 8/15/33                       5,000         5,121
   Orion Power Holdings 12.00% 5/1/10                    10,000        11,350
   Popular North America 4.25% 4/1/08                    10,000        10,295
   Prudential Financial 5.75% 7/15/33                     5,000         4,764
   Qwest Capital Funding 5.875% 8/3/04                   15,000        14,925
   RBS Capital Trust I 4.71% 12/29/49                     5,000         4,847
   Regions Financial 6.375% 5/15/12                       5,000         5,623
  *Sheridan Acquisition 144A 10.25% 8/15/11              10,000        10,463
   SLM Corporate 5.625% 8/1/33                           30,000        28,762
   Technical Olympic 10.375% 7/1/12                      10,000        10,800
   TIG Holdings 8.125% 4/15/05                           10,000        10,050
   Travelers Property Casualty 6.375% 3/15/33             7,000         7,467
   UFJ Finance Arub 6.75% 7/15/13                        15,000        15,743
   Wells Fargo Financial 6.125% 4/18/12                  10,000        11,118
  *Zurich Capital Trust 144A 8.375% 6/1/37               15,000        17,249
                                                                  -----------
                                                                      495,276
                                                                  -----------

                                                     Principal      Market
                                                      Amount*    Value (U.S.$)
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Building & Materials - 0.46%
   GBP Home 9.50% 2/15/11                            $    5,000   $     5,506
  *Lone Star industries 144A 8.85% 6/15/05               10,000        10,450
  *Meritage 144A 9.75% 6/1/11                            10,000        11,000
   Schuler Homes 10.50% 7/15/11                          10,000        11,388
   Standard Pacific 9.25% 4/15/12                        10,000        10,975
                                                                  -----------
                                                                       49,319
                                                                  -----------
Business Services - 0.21%
   Alderwoods Group 12.25% 1/2/09                        10,000        11,125
   Brickman Group 11.75% 12/15/09                        10,000        11,300
                                                                  -----------
                                                                       22,425
                                                                  -----------
Cable, Media & Publishing - 2.62%
   AOL Time Warner
     6.75% 4/15/11                                       22,000        24,611
     7.70% 5/1/32                                         5,000         5,762
   Charter Communications 10.00% 4/1/09                  50,000        39,750
   Comcast 7.05% 3/15/33                                 10,000        11,003
   Comcast Cable Communications
     6.875% 6/15/09                                      25,000        28,547
   CSC Holdings 8.125% 7/15/09                           10,000        10,350
 ++Insight Communications 12.125% 2/15/11                20,000        14,750
   Insight Midwest 10.50% 11/1/10                        10,000        10,500
   Liberty Media
     3.50% 9/25/06                                       45,000        44,890
     8.25% 2/1/30                                         5,000         5,809
   Mediacom LLC 9.50% 1/15/13                            25,000        23,813
  *PEI Holdings 144A 11.00% 3/15/10                      10,000        11,100
   Time Warner
     8.18% 8/15/07                                        5,000         5,815
     8.375% 3/15/23                                       5,000         6,201
   USA Interactive 6.75% 11/15/05                         5,000         5,398
   Vertis 10.875% 6/15/09                                15,000        15,488
 ++XM Satellite Radio 14.00% 12/31/09                    20,000        16,700
                                                                  -----------
                                                                      280,486
                                                                  -----------
Chemicals - 0.77%
   Dow Chemical 6.00% 10/1/12                             5,000         5,261
   Huntsman ICI Chemicals 10.125% 7/1/09                  5,000         4,775
  *Huntsman International 144A 9.875% 3/1/09              5,000         5,275
   Lyondell Chemical 9.625% 5/1/07                       10,000         9,550
  *Radnor Holdings 144A 11.00% 3/15/10                   10,000         8,500
  *Rhodia ZAR 144A 8.875% 6/1/11                         15,000        14,812
   Solutia 6.72% 10/15/37                                15,000        14,475
  *Solutia 144A 11.25% 7/15/09                            5,000         4,875
   Union Carbide 6.79% 6/1/25                            10,000         9,200
   Valspar 6.00% 5/1/07                                   5,000         5,425
                                                                  -----------
                                                                       82,148
                                                                  -----------
Commercial Services - 0.14%
   Corrections Corporation of America
     7.50% 5/1/11                                        10,000        10,363
  *Corrections Corporation of America 144A
     7.50% 5/1/11                                         5,000         5,181
                                                                  -----------
                                                                       15,544
                                                                  -----------

Statements                                             Optimum Fixed Income Fund
  OF NET ASSETS (CONTINUED)


                                                     Principal      Market
                                                      Amount*    Value (U.S.$)
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Computers & Technology - 0.35%
  *Amkor Technologies 144A 7.75% 5/15/13             $   10,000   $    10,101
   Chippac International 12.75% 8/1/09                   10,000        11,200
  *Cooperative Computing 144A 10.50% 6/15/11              5,000         5,425
   Dell Computer 6.55% 4/15/08                            5,000         5,680
  *Electric Data Systems 144A 6.00% 8/1/13                5,000         4,816
                                                                  -----------
                                                                       37,222
                                                                  -----------
Consumer Products - 1.25%
  *Aviall 144A 7.625% 7/1/11                             10,000        10,300
  *Commonwealth BR 144A 10.625% 9/1/08                   10,000        10,750
  *Hines Nurseries 144A 10.25% 10/1/11                   10,000        10,500
  *Jafra Cosmetics 144A 10.75% 5/15/11                   10,000        10,900
*++Johnsondiversey 144A 10.67% 5/15/13                   10,000         7,000
  *National Beef Packing 144A 10.50% 8/1/11              15,000        16,424
   Salton 10.75% 12/15/05                                15,000        14,813
  *Seminis Vegtable 144A 10.25% 10/1/13                  15,000        16,088
   Tyco International Group ZAR
     6.375% 2/15/06                                      25,000        26,312
   UST 6.625% 7/15/12                                    10,000        11,207
                                                                  -----------
                                                                      134,294
                                                                  -----------
Electronics & Electrical Equipment - 0.05%
   Pepco Holdings 6.45% 8/15/12                           5,000         5,350
                                                                  -----------
                                                                        5,350
                                                                  -----------
Energy - 1.98%
   Amerada Hess 7.30% 8/15/31                             5,000         5,366
   Aquila 7.95% 2/1/11                                   10,000        10,100
  *Citgo Petroleum 144A 11.375% 2/1/11                   10,000        11,350
  *Dynegy Holdings 144A 10.125% 7/15/13                  10,000        10,600
   El Paso
     7.00% 5/15/11                                       10,000         8,300
     7.875% 6/15/12                                       5,000         4,225
  *El Paso 144A 7.625% 8/1/10                             5,000         4,875
  *El Paso Production 144A 7.75% 6/1/13                   5,000         4,775
   Enterprise Products 6.875% 3/1/33                      5,000         5,407
   Hanover Equipment 8.50% 9/1/08                        10,000        10,350
  *Kern River Funding 144A 4.893% 4/30/18                 4,939         4,978
   Kinder Morgan 7.75% 3/15/32                           15,000        18,240
   Pemex Master Trust 9.125% 10/13/10                    65,000        78,164
   Tennessee Gas 8.375% 6/15/32                          10,000         9,800
   Valero Logistics 6.05% 3/15/13                        10,000        10,466
   Williams Companies
     6.625% 11/15/04                                      5,000         5,075
     8.125% 3/15/12                                      10,000        10,450
                                                                  -----------
                                                                      212,521
                                                                  -----------
Environmental Services - 0.15%
  *Casella Waste 144A 9.75% 2/1/13                        5,000         5,450
   IESI 10.25% 6/15/12                                   10,000        10,900
                                                                  -----------
                                                                       16,350
                                                                  -----------
Food, Beverage & Tobacco - 0.93%
   Advantica Restaurant 12.75% 9/30/07                   10,000         9,900
   B&G Foods 9.625% 8/1/07                               10,000        10,300
   DiGiorgio Series B 10.00% 6/15/07                     15,000        14,963
   Kraft Foods
     4.00% 10/1/08                                       10,000        10,105
     5.625% 11/1/11                                       5,000         5,278

                                                     Principal      Market
                                                      Amount*    Value (U.S.$)
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Food, Beverage & Tobacco (continued)
  *LE-Natures 144A 9.00% 6/15/13                     $   10,000     $  10,500
  *Miller Brewing 144A 4.25% 8/15/08                      5,000         5,143
   Nabisco 6.85% 6/15/05                                  5,000         5,406
   Safeway 6.15% 3/1/06                                   5,000         5,426
   Tysons Food 8.25% 10/1/11                              5,000         5,989
   Universal 6.50% 2/15/06                                5,000         5,470
   Wendy's International
     6.20% 6/15/14                                        5,000         5,573
     6.25% 11/15/11                                       5,000         5,566
                                                                  -----------
                                                                       99,619
                                                                  -----------
Healthcare & Pharmaceuticals - 0.25%
   Alliance Imaging 10.375% 4/15/11                      10,000        10,450
   Medco Health Solutions 7.25% 8/15/13                   5,000         5,339
   Team Health 12.00% 3/15/09                            10,000        10,550
                                                                  -----------
                                                                       26,339
                                                                  -----------
Leisure, Lodging & Entertainment - 0.44%
  *Hard Rock Hotel 144A 8.875% 6/1/13                     5,000         5,294
   Herbst Gaming 10.75% 9/1/08                           10,000        11,162
   Lodgenet Entertainment 9.50% 6/15/13                  10,000        10,650
   Royal Caribbean 7.50% 10/15/27                        10,000         9,100
  *Worldspan LP/WS Finance 144A
     9.625% 6/15/11                                      10,000        10,525
                                                                  -----------
                                                                       46,731
                                                                  -----------
Metals & Mining - 0.22%
   AK Steel 7.75% 6/15/12                                10,000         6,950
   Barrick Gold 7.50% 5/1/07                              5,000         5,752
   US Steel 10.75% 8/1/08                                10,000        10,700
                                                                  -----------
                                                                       23,402
                                                                  -----------
Packaging & Containers - 0.38%
   AEP Industries 9.875% 11/15/07                        10,000         9,850
   Portola Packaging 10.75% 10/1/05                      10,000        10,000
  *Seabulk International 144A 9.50% 8/15/13              10,000        10,087
  *Sealed Air 144A
     5.375% 4/15/08                                       5,000         5,220
     5.625% 7/15/13                                       5,000         5,075
                                                                  -----------
                                                                       40,232
                                                                  -----------
Paper & Forest Products - 0.24%
   Consolidated Container 10.125% 7/15/09                10,000         5,100
   Georgia-Pacific 9.875% 11/1/21                        20,000        20,500
                                                                  -----------
                                                                       25,600
                                                                  -----------
Real Estate - 0.24%
  *Developers Divers Realty 144A 4.63% 8/1/10             5,000         4,992
   Tanger Properties L.P. 9.125% 2/15/08                 10,000        10,975
  *WCI Communities 144A 7.875% 10/1/13                   10,000        10,075
                                                                  -----------
                                                                       26,042
                                                                  -----------
Retail - 1.30%
   J Crew Operating 10.375% 10/15/07                     10,000        10,200
   Kroger Company 6.80% 4/1/11                           80,000        91,591
  *Office Depot 144A 6.25% 8/15/13                        5,000         5,331
   Petco Animal Supplies 10.75% 11/1/11                  10,000        11,550
   Remington Arms 10.50% 2/1/11                          10,000        10,300
   Wal-Mart Stores 3.375% 10/1/08                        10,000        10,067
                                                                  -----------
                                                                      139,039
                                                                  -----------

Statements                                             Optimum Fixed Income Fund
  OF NET ASSETS (CONTINUED)


                                                     Principal      Market
                                                      Amount*    Value (U.S.$)
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Telecommunications - 2.28%
  *Alaska Communications Systems 144A
     9.875% 8/15/11                                  $   10,000   $    10,250
  oAmerican Tower Escrow
     8.839% 8/1/08                                        5,000         3,350
   AT&T
     7.00% 11/15/06                                       5,000         5,639
     8.00% 11/15/31                                       5,000         5,941
  *Centennial Cell 144A 10.125% 6/15/13                  10,000        10,350
  *Cincinnati Bell 144A 7.25% 7/15/13                     5,000         4,975
   Crown Castle Communications
     10.75% 8/1/11                                        5,000         5,575
  *Eircom Funding 144A 8.25% 8/15/13                      5,000         5,400
  *Level 3 Communications 144A
     10.75% 10/15/11                                     15,000        15,000
  +MCI Communications 7.50% 8/20/04                      10,000         7,925
  *Metropcs 144A 10.75% 10/1/11                          10,000        10,250
   Northern Telecommunications
     7.40% 6/15/06                                       10,000        10,275
     7.875% 6/15/26                                      15,000        14,475
   Panamsat 8.50% 2/1/12                                 15,000        15,788
   Sprint Capital
     6.375% 5/1/09                                        5,000         5,444
     8.375% 3/15/12                                       5,000         5,909
     8.75% 3/15/32                                        5,000         5,962
   Time Warner Telecommunications LLC
     9.75% 7/15/08                                       10,000         9,900
   Verizon Maryland 5.13% 6/15/33                        10,000         8,910
   Verizon New York 6.875% 4/1/12                        40,000        45,763
   Verizon Pennsylvania 5.65% 11/15/11                   25,000        26,830
   Verizon Wireless Capital
     5.375% 12/15/06                                     10,000        10,821
                                                                  -----------
                                                                      244,732
                                                                  -----------

Textiles, Apparel & Furniture - 0.08%
   Levi Strauss 12.25% 12/15/12                          10,000         8,050
                                                                  -----------
                                                                        8,050
                                                                  -----------
Transportation & Shipping - 0.75%
   Continental Airlines 6.50% 6/15/11                    15,000        14,710
   Delta Air Lines Series 02-1 6.417% 7/2/12             35,000        37,298
   HORNBECK-LEEVAC Marine Services
     10.625% 8/1/08                                      10,000        11,025
   Overseas Shipholding Group 8.25% 3/15/13              10,000        10,500
   USX Corporation 9.125% 1/15/13                         5,000         6,532
                                                                  -----------
                                                                       80,065
                                                                  -----------
Utilities - 2.35%
  *Allegheny Energy 144A
     10.25% 11/15/07                                     10,000        10,050
     13.00% 11/15/07                                      5,000         4,875
   American Electric Power 6.125% 5/15/06                60,000        64,998
   Avista 9.75% 6/1/08                                   10,000        11,700
   Calpine
     8.25% 8/15/05                                        5,000         4,450
     10.50% 5/15/06                                      15,000        13,350
   Consolidated Edison Company
     of New York 3.625% 8/1/08                            5,000         5,055
   Consumers Energy 6.00% 3/15/05                         5,000         5,261
  *Dayton Power & Light 144A 5.13% 10/1/13                5,000         5,082
   Energy East Corporation 6.75% 9/15/33                 10,000        10,512
   Homer City Funding 8.137% 10/1/19                     10,000        10,350

                                                     Principal      Market
                                                      Amount*    Value (U.S.$)
--------------------------------------------------------------------------------
Corporate Bonds (continued)
--------------------------------------------------------------------------------
Utilities (continued)
   Illinois Power 11.50% 12/15/10                    $    5,000   $     6,025
   Midland Funding II 11.75% 7/23/05                      4,582         5,006
   Midwest Generaton 8.30% 7/2/09                        10,000         9,650
   National Rural Utilities 3.875% 2/15/08                5,000         5,156
   Nisource Finance 7.50% 11/15/03                        5,000         5,031
   Oncor Electric 7.00% 5/1/32                            5,000         5,587
  *Power Contract 144A 5.20% 2/1/06                      10,000         9,992
   PSEG Energy 7.75% 4/16/07                              5,000         5,000
   PSEG Power 8.625% 4/15/31                              5,000         6,348
   Rochester Gas & Electric 6.375% 9/1/33                 5,000         5,249
   Sempra Energy
     6.00% 2/1/13                                         5,000         5,402
     6.925% 7/1/04                                        5,000         5,195
   Southern Natural Gas 8.875% 3/15/10                   10,000        10,750
   Transcontinental Gas Pipeline
     8.875% 7/15/12                                      10,000        11,363
  *TXU Energy 144A 7.00% 3/15/13                         10,000        10,894
                                                                  -----------
                                                                      252,331
                                                                  -----------
Total Corporate Bonds (cost $2,361,018)                             2,415,799
                                                                  -----------
--------------------------------------------------------------------------------
Foreign Bonds - 9.80%
--------------------------------------------------------------------------------
Australia - 0.45%
   New South Wales Treasury
     8.00% 3/1/08                             AUD        22,000        16,427
   Queensland Treasury 6.00% 6/14/11          AUD        45,000        31,424
                                                                  -----------
                                                                       47,851
                                                                  -----------
Austria - 0.27%
   Oesterreich Kontrollbank
     1.80% 3/22/10                            JPY     3,000,000        28,381
                                                                  -----------
                                                                       28,381
                                                                  -----------
Brazil - 0.22%
   Federal Republic of Brazil
     10.00% 8/7/11                            USD        12,000        11,820
     14.50% 10/15/09                          USD        10,000        12,060
                                                                  -----------
                                                                       23,880
                                                                  -----------
Canada - 0.74%
   Ainsworth Lumber
     12.50% 7/15/07                           USD        15,000        17,250
     13.875% 7/15/07                          USD        10,000        11,500
   Canada Government 0.70% 3/20/06            JPY     2,000,000        18,088
  *Hollinger 144A 11.875% 3/1/11              USD        10,000        11,100
   Tembec Industries 8.625% 6/30/09           USD         5,000         4,950
   Thomson 5.75% 2/1/08                       USD         5,000         5,471
   Western Oil Sands 8.375% 5/1/12            USD        10,000        11,375
                                                                  -----------
                                                                       79,734
                                                                  -----------
Chile - 0.17%
   Celulosa Arauco 8.625% 8/15/10             USD        15,000        18,116
                                                                  -----------
                                                                       18,116
                                                                  -----------
Columbia - 0.21%
   Republic of Colombia
     10.00% 1/23/12                           USD        10,000        10,925
     10.75% 1/15/13                           USD        10,000        11,250
                                                                  -----------
                                                                       22,175
                                                                  -----------

Statements                                             Optimum Fixed Income Fund
  OF NET ASSETS (CONTINUED)


                                                     Principal      Market
                                                      Amount*    Value (U.S.$)
--------------------------------------------------------------------------------
Foreign Bonds (continued)
--------------------------------------------------------------------------------
Dominican Republic - 0.14%
   Federal Republic of Dominica
     9.04% 1/23/13                            USD        12,000        10,502
  *Federal Republic of Dominica 144A
     9.04% 4/1/13                             USD         5,000         4,550
                                                                  -----------
                                                                       15,052
                                                                  -----------
Ecuador - 0.06%
 ++Republic of Ecuador
     5.00% 8/15/30                            USD        10,000         6,295
                                                                  -----------
                                                                        6,295
                                                                  -----------
Finland - 1.51%
   Republic of Finland
     5.00% 4/25/09                            EUR        55,000        69,379
     5.75% 2/23/11                            EUR        70,000        92,191
                                                                  -----------
                                                                      161,570
                                                                  -----------
France - 0.36%
   France Government O.A.T.
     5.50% 10/25/07                           EUR        25,000        31,891
   France Telecom 10.00% 3/1/31               USD         5,000         6,699
                                                                  -----------
                                                                       38,590
                                                                  -----------
Germany - 1.91%
   Deutschland Republic
     4.00% 7/4/09                             EUR        20,000        24,044
     4.125% 7/4/08                            EUR       110,000       133,529
   KFW International Finance
     1.75% 3/23/10                            JPY     5,000,000        47,045
                                                                  -----------
                                                                      204,618
                                                                  -----------
Ireland - 0.09%
   Smurfit Capital 7.50% 11/20/25             USD        10,000         9,550
                                                                  -----------
                                                                        9,550
                                                                  -----------
Italy - 0.17%
   Republic of Italy 5.75% 7/25/16            EUR        14,000        18,440
                                                                  -----------
                                                                       18,440
                                                                  -----------
Netherlands - 0.10%
   Deutsche Telekom 5.25% 7/22/13             USD         5,000         5,065
   Telefonica Europe 7.35% 9/15/05            USD         5,000         5,507
                                                                  -----------
                                                                       10,572
                                                                  -----------
Norway - 0.37%
   Kingdom of Norway 6.00% 5/16/11            NOK       200,000        30,858
   Ocean Rig Norway 10.25% 6/1/08             USD        10,000         8,950
                                                                  -----------
                                                                       39,808
                                                                  -----------
Poland - 0.35%
   Poland Government 5.00% 10/24/13           PLZ       160,000        37,722
                                                                  -----------
                                                                       37,722
                                                                  -----------
Russia - 0.11%
 ++Russian Federation 5.00% 3/31/30           USD        12,000        11,370
                                                                  -----------
                                                                       11,370
                                                                  -----------
Supranational - 1.34%
   European Investment Bank
     3.00% 9/20/06                            JPY    12,000,000       115,690
   InterAmerican Development Bank
     1.90% 7/8/09                             JPY     3,000,000        28,386
                                                                  -----------
                                                                      144,076
                                                                  -----------

                                                     Principal      Market
                                                      Amount*    Value (U.S.$)
--------------------------------------------------------------------------------
Foreign Bonds (continued)
--------------------------------------------------------------------------------
Sweden - 0.89%
  *Nordea Bank 144A 5.25% 11/30/12            USD         5,000   $     5,214
   Stena AB 9.625% 12/1/12                    USD        15,000        16,388
   Swedish Government
     5.50% 10/8/12                            SEK       530,000        74,029
                                                                  -----------
                                                                       95,631
                                                                  -----------
United Kingdom - 0.24%
   Avecia Group PLC 11.00% 7/1/09             USD        10,000         8,800
   Royal Bank Scotland
     7.816% 11/29/49                          USD        15,000        16,834
                                                                  -----------
                                                                       25,634
                                                                  -----------
Venezuela - 0.10%
  *Venezuela 144A 10.75% 9/19/13              USD        12,000        11,100
                                                                  -----------
                                                                       11,100
                                                                  -----------
Total Foreign Bonds (cost $1,020,115)                               1,050,165
                                                                  -----------
--------------------------------------------------------------------------------
Municipal Bonds - 1.81%
--------------------------------------------------------------------------------
City Government Obligation Bonds - 0.25%
   Hoboken NJ Refunding Taxable Pension
     6.50% 4/1/26 (MBIA)                                 25,000        26,437
                                                                  -----------
                                                                       26,437
                                                                  -----------
Miscellaneous Revenue Bonds - 0.39%
   LA Quinta Redevelopment Agency
     Tax Allocation
     5.45% 9/1/13 (AMBAC)                                15,000        15,613
     6.24% 9/1/23 (AMBAC)                                10,000        10,446
   Metropolitan Washington District
   Columbia Airport Authority
     4.62% 10/1/10                                       15,000        15,557
                                                                  -----------
                                                                       41,616
                                                                  -----------
Public Power Revenue Bonds - 0.05%
   Long Island Power Authority Series A
     5.00% 6/1/08                                         5,000         5,497
                                                                  -----------
                                                                        5,497
                                                                  -----------
State General Obligation Bonds - 1.12%
   Illinois State Taxable 5.10% 6/12/33                 130,000       120,851
                                                                  -----------
                                                                      120,851
                                                                  -----------
Total Municipal Bonds (cost $184,424)                                 194,401
                                                                  -----------
--------------------------------------------------------------------------------
U.S. Treasury Obligations - 39.48%
--------------------------------------------------------------------------------
   U.S. Treasury Bond 6.00% 2/15/26                     262,000       298,731
   U.S. Treasury Note
     1.625% 4/30/05                                   1,449,000     1,457,943
     1.625% 9/30/05                                      15,000        15,049
     2.375% 8/15/06                                     175,000       177,482
     3.125% 9/15/08                                     235,000       238,341
     4.25% 8/15/13                                      405,000       415,299
     5.00% 8/15/11                                      601,000       657,579
     6.125% 8/15/07                                     838,000       954,797
   U.S Treasury Strip - Principal Only
     6.75% 8/15/26                                       50,000        14,748
                                                                  -----------
Total U.S. Treasury Obligations
   (cost $4,174,362)                                                4,229,969
                                                                  -----------

Statements                                             Optimum Fixed Income Fund
  OF NET ASSETS (CONTINUED)


                                                     Number of      Market
                                                      Shares     Value (U.S.$)
--------------------------------------------------------------------------------
Preferred Stocks - 0.11%
--------------------------------------------------------------------------------
  *Centaur Funding 9.08% 144A                                 5   $     6,083
   Host Marriott 10.00%                                     225         5,614
                                                                  -----------
Total Preferred Stocks (cost $10,791)                                  11,697
                                                                  -----------
                                                     Principal
                                                      Amount
--------------------------------------------------------------------------------
Repurchase Agreements - 10.28%
--------------------------------------------------------------------------------
   With BNP Paribas 0.95% 10/1/03
     (dated 9/30/03, collateralized
     by $396,000 U.S. Treasury Notes
     7.25% due 5/15/04, market
     value $422,099)                                 $  413,700       413,700
   With J. P. Morgan Securities 0.92%
     10/1/03 (dated 9/30/03, collateralized
     by $116,800 U.S. Treasury Notes
     11.875% due 11/15/03, market
     value $123,716 and $153,200
     U.S. Treasury Notes 2.125%
     due 10/31/04, market value $156,317)               274,400       274,400
   With UBS Warburg 0.95% 10/1/03
     (dated 9/30/03, collateralized by
     $153,200 U.S. Treasury Notes 1.25%
     due 5/31/05, market value $153,686
     $73,000 U.S. Treasury Notes 10.75%
     due 8/15/05, market value $86,571 and
     $153,200 U.S. Treasury Notes 9.375% due
     2/15/06, market value $182,426)                    413,900       413,900
                                                                  -----------
Total Repurchase Agreements (cost $1,102,000)                       1,102,000
                                                                  -----------

Total Market Value of Securities - 100.93%
   (cost $10,640,628)                                              10,814,574
Liabilities Net of Receivables and
   Other Assets - (0.93%)                                             (99,844)
                                                                  -----------
Net Assets Applicable to 1,221,862 Shares
   Outstanding - 100.00%                                          $10,714,730
                                                                  ===========

Net Asset Value - Optimum Fixed Income Fund
   Class A ($2,170,252 / 247,452 Shares)                                $8.77
                                                                        -----
Net Asset Value - Optimum Fixed Income Fund
   Class B ($545,228 / 62,182 Shares)                                   $8.77
                                                                        -----
Net Asset Value - Optimum Fixed Income Fund
   Class C ($3,699,464 / 422,035 Shares)                                $8.77
                                                                        -----
Net Asset Value - Optimum Fixed Income Fund
   Institutional Class ($4,299,786 / 490,193 Shares)                    $8.77
                                                                        -----

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Components of Net Assets at September 30, 2003:
Shares of beneficial interest
   (unlimited authorization - no par)                             $10,498,018
Undistributed net investment income**                                  22,658
Accumulated net realized gain on investments                           19,923
Net unrealized appreciation of investments                            174,131
                                                                  -----------
Total net assets                                                  $10,714,730
                                                                  ===========

  *Security exempt from registration under Rule 144A of the Securities Act of 1933.
   See Note 7 in "Notes to Financial Statements."
 **Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
  +Non-income producing security. Security is currently in default..
 ++Step coupon bonds
  oZero coupon bond. The interest rate shown is the yield at the time of purchase.
  *Principal amount is stated in the currency in which each bond is denominated.

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Indemnity Corporation
AUD - Australian Dollar
EUR - European Monetary Unit
JPY - Japanese Yen
MBIA - Insured by the Municipal Bond Insurance Association
NOK - Norwegian Kroner
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar
TBA - To be announced

Net Asset Value and Offering Price per Share -
   Optimum Fixed Income Fund
Net asset value Class A (A)                                             $8.77
Sales charge (4.50% of offering price, or 4.68% of
   amount invested per share) (B)                                        0.41
                                                                        -----
Offering price                                                          $9.18
                                                                        =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.


See accompanying notes

Statements                                        Optimum International Fund
  OF NET ASSETS (CONTINUED)                       September 30, 2003 (Unaudited)


                                                     Number of      Market
                                                      Shares     Value (U.S.$)
--------------------------------------------------------------------------------
Common Stock - 92.42%
--------------------------------------------------------------------------------
Australia - 6.74%
   Amcor                                                  7,365   $    43,370
   Coles Myer                                             7,792        40,083
   Foster's Group                                        25,807        78,080
   National Australia Bank                                3,066        63,917
   Orica                                                  4,240        34,438
   Telstra                                               17,537        56,263
   The News Corporation                                   2,779        91,150
                                                                  -----------
                                                                      407,301
                                                                  -----------
Austria - 0.52%
   Erste Bank der Oestereichischen Sparkassen               310        31,354
                                                                  -----------
                                                                       31,354
                                                                  -----------
Belgium - 0.60%
   Electrabel                                               131        36,034
                                                                  -----------
                                                                       36,034
                                                                  -----------
Brazil - 2.10%
   Cia de Bebidas das Americas ADR                        2,327        50,379
   Cia Vale do Rio Doce ADR                                 766        31,268
   Unibanco de Bancos Brasileiros GDR                     2,282        45,184
                                                                  -----------
                                                                      126,831
                                                                  -----------
++China - 5.62%
   ASM Pacific Technology                                 8,500        28,758
   Cathay Pacific Airways                                19,000        32,142
   CNOOC ADR                                              1,589        54,613
   Esprit Holdings                                       16,500        50,179
   Hong Kong & China Gas                                 15,000        20,145
   Hong Kong Electric Holdings                           11,000        42,402
   i-CABLE Communications                                 1,300           304
  *Sohu.com                                                 914        28,425
   Sun Hung Kai Properties                                6,000        48,620
   Wharf Holdings                                        13,000        33,911
                                                                  -----------
                                                                      339,499
                                                                  -----------
Finland - 0.33%
   UPM-Kymmene Oyj                                        1,200        20,109
                                                                  -----------
                                                                       20,109
                                                                  -----------
France - 4.94%
   Compagnie de Saint-Gobain                              1,477        54,302
   Credit Agricole                                        2,019        39,336
  *JC Decaux                                              2,250        31,626
   Societe Generale                                       1,156        77,004
   Total Class B                                            638        96,290
                                                                  -----------
                                                                      298,558
                                                                  -----------
Germany - 5.47%
   Bayer                                                  2,517        54,227
  *Bayerische Hypo-und Vereinsbank                        1,116        18,975
   Bayerische Motoren Werke                               3,145       118,849
   RWE                                                    3,198        84,912
   SAP                                                      437        53,435
                                                                  -----------
                                                                      330,398
                                                                  -----------
Hungary - 0.56%
 +*OPT Bank GDR 144A                                      1,432        33,956
                                                                  -----------
                                                                       33,956
                                                                  -----------

                                                     Number of      Market
                                                      Shares     Value (U.S.$)
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
Ireland - 2.64%
  *Ryanair Holdings ADR                                   3,937   $   159,449
                                                                  -----------
                                                                      159,449
                                                                  -----------
Italy - 1.36%
   Banca Intesa                                          27,086        82,012
                                                                  -----------
                                                                       82,012
                                                                  -----------
Japan - 19.21%
   Canon                                                  3,000       146,624
   Daiwa Securities                                       9,000        60,824
   Eisai                                                  2,300        53,735
   Hitachi                                                8,000        44,399
   Matsushita Electric Industrial                         4,000        48,158
   Millea Holdings                                            2        22,557
   Mitsui Fudosan                                         4,000        35,447
   Murata Manufacturing                                     900        46,404
   Nissan Motor                                           8,000        86,292
   NTT DoCoMo                                                13        31,768
   Sharp                                                  7,000       102,449
  *SKY Perfect Communications                                27        32,628
   Takeda Chemical Industries                             2,100        76,507
   THK                                                    2,100        36,129
   Toshiba                                                7,000        29,450
   Toyota Motor                                           1,700        49,913
   UFJ Holdings                                              16        62,874
   West Japan Railway                                         6        23,041
  *Yahoo Japan                                                3        42,429
   Yamada Denki                                           2,200        64,987
   Yamaha                                                 3,400        64,369
                                                                  -----------
                                                                    1,160,984
                                                                  -----------
Malaysia - 0.18%
   Sime Darby Berhad                                      8,000        10,842
                                                                  -----------
                                                                       10,842
                                                                  -----------
Mexico - 0.51%
   Wal-Mart de Mexico Series V                           10,646        30,722
                                                                  -----------
                                                                       30,722
                                                                  -----------
Netherlands - 4.07%
   ING Groep                                              2,577        47,206
   Kononkljke Philips Electronics                         1,913        43,353
   Reed Elsevier                                          4,097        46,280
   Royal Dutch Petroleum                                  2,486       109,174
                                                                  -----------
                                                                      246,013
                                                                  -----------
New Zealand - 1.04%
   Telecom Corporation of New Zealand                    20,501        62,831
                                                                  -----------
                                                                       62,831
                                                                  -----------
Norway - 0.52%
  *Golar LNG                                              2,800        31,548
                                                                  -----------
                                                                       31,548
                                                                  -----------
Russia - 1.10%
   Mobile Telesyatems ADR                                   900        66,195
                                                                  -----------
                                                                       66,195
                                                                  -----------
Singapore - 1.06%
   Jardine Matheson Holdings                              4,400        31,680
   Oversea-Chinese Banking                                5,000        32,397
                                                                  -----------
                                                                       64,077
                                                                  -----------

Statements                                            Optimum International Fund
  OF NET ASSETS (CONTINUED)


                                                      Principal     Market
                                                        Amount   Value (U.S.$)
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
South Africa - 0.93%
   Sasol                                                  4,688     $  56,000
                                                                  -----------
                                                                       56,000
                                                                  -----------
South Korea - 2.28%
   POSCO ADR                                              1,700        48,620
  +Samsung Electronics GDR 144A                             524        89,296
                                                                  -----------
                                                                      137,916
                                                                  -----------
Spain - 4.81%
   Banco Santander Central Hispano                        6,535        55,403
   Corporacion Mapfre                                     2,830        30,880
   Iberdrola                                              2,876        48,397
  *Sogecable                                              2,450        58,917
  *Telefonica                                             8,193        96,748
                                                                  -----------
                                                                      290,345
                                                                  -----------
Switzerland - 5.75%
   Roche Holding                                          1,466       121,556
   Synthes-Stratec                                           53        46,956
   UBS                                                    2,176       122,098
   Zurich Financial Services                                452        56,474
                                                                  -----------
                                                                      347,084
                                                                  -----------
Taiwan - 1.30%
  *Taiwan Semiconductors Manufacturing ADR                7,252        78,539
                                                                  -----------
                                                                       78,539
                                                                  -----------
United Kingdom - 16.66%
   Aviva                                                  4,926        38,342
   BG Group                                              12,482        52,518
   Boots Group                                            6,556        70,472
   Brambles Industries                                   13,871        39,119
  *British Airways                                        8,630        23,908
  *British Sky Broadcasting                               5,950        60,795
   EMI Group                                             34,240        83,765
   GKN                                                    5,300        21,199
   GlaxoSmithKline                                        4,140        85,909
   GUS                                                    6,425        70,238
   HBOS                                                   5,723        65,464
   HSBC Holdings                                          8,658       114,213
   Intercontinental Hotels Group                          5,299        42,390
   Lloyds TSB Group                                      10,078        69,318
  *Marconi                                                5,369        40,363
  *Mitchells & Butlers                                    5,855        22,398
   Rio Tinto                                              2,127        45,445
   Royal Bank of Scotland Group                           2,367        60,246
                                                                  -----------
                                                                    1,006,102
                                                                  -----------
United States - 2.12%
   iShares MSCI Taiwan Index Fund                         2,757        30,299
  *NTL                                                    1,323        62,340
  *Wynn Resorts                                           1,934        35,160
                                                                  -----------
                                                                      127,799
                                                                  -----------
Total Common Stock (cost $5,449,097)                                5,582,498
                                                                  -----------

                                                      Principal     Market
                                                        Amount   Value (U.S.$)
--------------------------------------------------------------------------------
Repurchase Agreements - 13.11%
--------------------------------------------------------------------------------
   With BNP Paribas 0.95% 10/1/03
     (dated 9/30/03, collateralized by
     $284,650 U.S. Treasury Notes 7.25%
     due 5/15/04, market value $303,359)             $  297,350   $   297,350
   With J. P. Morgan Securities 0.92% 10/1/03
     (dated 9/30/03, collateralized by
     $83,900 U.S. Treasury Notes 11.875%
     due 11/15/03, market value $88,914 and
     $110,100 U.S. Treasury Notes 2.125%
     due 10/31/04, market value $112,344)               197,300       197,300
   With UBS Warburg 0.95% 10/1/03
     (dated 9/30/03, collateralized by
     $110,150 U.S. Treasury Notes 1.25%
     due 5/31/05, market value $110,453 and
     $52,450 U.S. Treasury Notes 10.75%
     due 8/15/05, market value $62,218 and
     $110,150 U.S. Treasury Notes 9.375% due
     2/15/06, market value $131,109)                    297,350       297,350
                                                                  -----------
Total Repurchase Agreements
   (cost $792,000)                                                    792,000
                                                                  -----------

Total Market Value of Securities - 105.53%
   (cost $6,241,097)                                                6,374,498
Liabilities Net of Receivables and Other
   Assets - (5.53%)                                                  (333,756)
                                                                  -----------
Net Assets Applicable to 685,520 Shares
   Outstanding - 100.00%                                          $ 6,040,742
                                                                  ===========

Net Asset Value - Optimum International Fund
   Class A ($612,372 / 69,503 Shares)                                   $8.81
                                                                        -----
Net Asset Value - Optimum International Fund
   Class B ($86,947 / 9,880 Shares)                                     $8.80
                                                                        -----
Net Asset Value - Optimum International Fund
   Class C ($1,020,564 / 115,944 Shares)                                $8.80
                                                                        -----
Net Asset Value - Optimum International Fund
   Institutional Class ($4,320,859 / 490,193 Shares)                    $8.81
                                                                        -----

Statements                                            Optimum International Fund
  OF NET ASSETS (CONTINUED)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Components of Net Assets at September 30, 2003:
Shares of beneficial interest
   (unlimited authorization - no par)                              $5,907,152
Undistributed net investment income**                                   7,329
Accumulated net realized loss on investments                           (5,574)
Net unrealized appreciation of investments                            131,835
                                                                   ----------
Total net assets                                                   $6,040,742
                                                                   ==========

  *Non-income producing security for the period ended September 30, 2003. **Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
  +Securities exempt from registration under Rule 144A of the Securities Act of 1933.
   See Note 7 in "Notes to Financial Statements."
 ++Securities listed and traded on the Hong Kong Stock Exchange.

Summary of Abbreviations:
ADR - American Depositary Receipts
GDR - Global Depositary Receipts

Net Asset Value and Offering Price per Share -
   Optimum International Fund
Net asset value Class A (A)                                             $8.81
Sales charge (5.75% of offering price, or 6.13% of
   the amount invested per share) (B)                                    0.54
                                                                        -----
Offering price                                                          $9.35
                                                                        =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statements                                        Optimum Large Cap Growth Fund
  OF NET ASSETS (CONTINUED)                       September 30, 2003 (Unaudited)


                                                     Number of      Market
                                                      Shares     Value (U.S.$)
--------------------------------------------------------------------------------
Common Stocks - 85.75%
--------------------------------------------------------------------------------
Aerospace & Defense - 0.81%
   Honeywell International                                  408   $    10,751
   Lockheed Martin                                        1,288        59,441
                                                                  -----------
                                                                       70,192
                                                                  -----------
Airlines - 1.96%
  *Jetblue Airways                                        1,797       109,922
  *Ryanair Holdings ADR                                   1,474        59,697
                                                                  -----------
                                                                      169,619
                                                                  -----------
Automobiles & Automotive Parts - 1.13%
   Bayerische Motoren Werke                               1,500        56,684
   Danaher                                                  550        40,623
                                                                  -----------
                                                                       97,307
                                                                  -----------
Banking & Finance - 13.37%
   Charles Schwab                                         1,500        17,865
   Citigroup                                              6,220       283,071
   Credit Suisse Group                                      600        19,196
   Fannie Mae                                             2,728       191,506
   Freddie Mac                                              500        26,175
   Goldman Sachs Group                                      365        30,624
   Mellon Financial                                       1,400        42,196
   Merrill Lynch                                          2,897       155,076
   Morgan Stanley                                           600        30,276
   Northern Trust                                           900        38,196
   SLM                                                    5,333       207,774
   State Street Bank                                      1,260        56,700
   US Bancorp                                             1,900        45,581
   Wells Fargo                                              200        10,300
                                                                  -----------
                                                                    1,154,536
                                                                  -----------
Business Services - 2.15%
  *Accenture                                              1,600        35,744
   Adecco                                                   450        22,234
  *Apollo Group Class A                                     680        44,900
  *Cendant                                                2,000        37,380
   Compass Group                                          5,300        30,555
   Paychex                                                  250         8,483
   Securitas                                                500         6,076
                                                                  -----------
                                                                      185,372
                                                                  -----------
Cable, Media & Publishing - 6.49%
  *AOL Time Warner                                        2,050        30,976
   Clear Channel Communications                           1,750        67,025
  *Comcast Special Class A                                1,850        54,649
  *EchoStar Communications Class A                        3,129       119,747
  *Liberty Media Class A                                  4,000        39,880
   Omnicom Group                                            300        21,555
   Scripps (E.W.)                                           360        30,636
  *Univision Communications Class A                       1,250        39,913
   Viacom Class B                                         3,436       131,598
   Walt Disney                                            1,194        24,083
                                                                  -----------
                                                                      560,062
                                                                  -----------
Computers & Technology - 4.34%
  *Affiliated Computer Services Class A                   1,200        58,428
  *Dell                                                   5,698       190,256
  *EMC                                                    6,930        87,526
   Seagate Technology Holdings                              650        17,680
  *SunGard Data Systems                                     800        21,048
                                                                  -----------
                                                                      374,938
                                                                  -----------

                                                     Number of      Market
                                                      Shares     Value (U.S.$)
--------------------------------------------------------------------------------
Common Stocks (continued)
--------------------------------------------------------------------------------
Consumer Products - 0.83%
   Gillete                                                  550   $    17,589
   Tyco International                                     2,650        54,140
                                                                  -----------
                                                                       71,729
                                                                  -----------
Consumer Services/Entertainment & Leisure - 0.85%
   Harley-Davidson                                        1,515        73,023
                                                                  -----------
                                                                       73,023
                                                                  -----------
Electronics & Electrical Equipment - 2.37%
   General Electric                                       6,568       195,792
   Koninklijke Philips Electronics                          400         9,065
                                                                  -----------
                                                                      204,857
                                                                  -----------
Energy - 1.83%
   Baker Hughes                                           1,300        38,467
   ChevronTexaco                                            550        39,298
   Exxon Mobil                                            1,000        36,600
   Schlumberger                                             900        43,560
                                                                  -----------
                                                                      157,925
                                                                  -----------
Food, Beverage & Tobacco - 2.29%
   Altria Group                                             900        39,420
   Coca-Cola                                                950        40,811
   General Mills                                            500        23,535
   PepsiCo                                                  450        20,624
  *Starbucks                                                900        25,920
   Sysco                                                    900        29,439
   Unilever                                               2,100        17,951
                                                                  -----------
                                                                      197,700
                                                                  -----------
Healthcare & Pharmaceuticals - 15.21%
   Abbott Laboratories                                      840        35,742
  *Amgen                                                  2,407       155,419
   Baxter International                                     300         8,718
   Biomet                                                   650        21,847
  *Biovail                                                  550        20,433
  *Boston Scientific                                      1,809       115,413
   Cardinal Health                                          300        17,517
  *Caremark Rx                                            3,088        69,789
   Eli Lilly                                                 50         2,970
  *Forest Laboratories                                      390        20,066
  *Genentech                                              1,400       112,196
  *Gilead Sciences                                          530        29,643
   HCA                                                      600        22,116
   Johnson & Johnson                                      1,100        54,472
  *Medco Health Solutions                                   600        15,558
  *Medimmune                                                350        11,554
   Medtronic                                                350        16,422
   Pfizer                                                 3,600       109,368
   Sanofi-Synthelabo                                        300        18,237
   UnitedHealth Group                                     5,405       271,979
  *WellPoint Health Networks                                600        46,248
   Wyeth                                                    700        32,270
  *Zimmer Holdings                                        1,920       105,792
                                                                  -----------
                                                                    1,313,769
                                                                  -----------
Home Builders - 0.85%
   Lennar                                                   938        72,967
                                                                  -----------
                                                                       72,967
                                                                  -----------

Statements                                         Optimum Large Cap Growth Fund
  OF NET ASSETS (CONTINUED)


                                                     Number of      Market
                                                      Shares     Value (U.S.$)
--------------------------------------------------------------------------------
Common Stocks (continued)
--------------------------------------------------------------------------------
Industrial Machinery - 1.17%
   Caterpillar                                            1,468   $   101,057
                                                                  -----------
                                                                      101,057
                                                                  -----------
Insurance - 2.71%
   ACE Limited                                              800        26,464
   American International Group                           1,650        95,205
   Hartford Financial Services                              750        39,473
   Marsh & McLennan                                         800        38,088
   Travelers Property Casualty Class A                    1,950        30,966
   XL Capital Limited Class A                                50         3,872
                                                                  -----------
                                                                      234,068
                                                                  -----------
Internet Services - 1.89%
  *eBay                                                   1,017        54,206
  *InterActiveCorp                                        1,100        36,355
  *Monster Worldwide                                      1,235        31,097
  *Symantec                                                 300        18,906
  *Yahoo                                                    650        22,997
                                                                  -----------
                                                                      163,561
                                                                  -----------
Leisure, Lodging & Entertainment - 0.82%
   Carnival                                               1,150        37,823
  *MGM Mirage                                               550        20,103
  *Wynn Resorts                                             701        12,744
                                                                  -----------
                                                                       70,670
                                                                  -----------
Metals & Mining - 0.24%
   Nucor                                                    450        20,646
                                                                  -----------
                                                                       20,646
                                                                  -----------
Retail - 8.21%
  *Best Buy                                                 600        28,512
   Home Depot                                             1,850        58,923
   Inditex                                                  700        14,999
  *Kohl's                                                   350        18,725
   Lowe's                                                 2,306       119,681
   Sears, Roebuck                                         2,286        99,967
   Target                                                 2,100        79,023
   Tiffany                                                2,650        98,925
   Wal-Mart de Mexico ADR                                   800        23,086
   Wal-Mart de Mexico Series V                            1,700         4,906
   Wal-Mart Stores                                        2,408       134,486
   Walgreen                                                 900        27,576
                                                                  -----------
                                                                      708,809
                                                                  -----------
Technology/Semiconductors - 3.38%
  *Analog Devices                                           600        22,812
  *Applied Materials                                      1,750        31,745
  *ASML Holding                                             600         7,861
   Intel                                                  7,349       202,171
   Maxim Integrated Products                                350        13,825
   Texas Instruments                                        600        13,680
                                                                  -----------
                                                                      292,094
                                                                  -----------

                                                     Number of      Market
                                                      Shares     Value (U.S.$)
--------------------------------------------------------------------------------
Common Stocks (continued)
--------------------------------------------------------------------------------
Technology/Software - 5.98%
   Adobe Systems                                            550   $    21,593
  *Electronics Arts                                       1,298       119,715
   First Data                                             2,500        99,900
  *Fiserv                                                 1,300        47,099
   International Game Technology                          1,250        35,188
  *Intuit                                                   850        41,004
   Microsoft                                              5,000       138,949
  *Siebel Systems Software                                1,300        12,636
                                                                  -----------
                                                                      516,084
                                                                  -----------
Telecommunications - 5.11%
  *Cisco Systems                                          9,355       182,796
  *Crown Castle International                             1,900        17,879
  *Nextel Communications Class A                          2,450        48,241
   NTT DoCoMo                                                 1         2,444
   QUALCOMM                                               2,444       101,768
   Vodafone Group                                        28,600        57,138
   Vodafone Group ADR                                     1,550        31,388
                                                                  -----------
                                                                      441,654
                                                                  -----------
Textiles, Apparel & Furniture - 0.24%
   Hermes International                                     135        20,878
                                                                  -----------
                                                                       20,878
                                                                  -----------
Transportation & Shipping - 1.52%
   Fedex                                                  1,845       118,873
   United Parcel Service Class B                            190        12,122
                                                                  -----------
                                                                      130,995
                                                                  -----------
Total Common Stock (cost $7,408,246)                                7,404,512
                                                                  -----------
                                                     Principal
                                                      Amount
--------------------------------------------------------------------------------
Repurchase Agreements - 14.11%
--------------------------------------------------------------------------------
   With BNP Paribas 0.95% 10/1/03
     (dated 9/30/03, collateralized by
     $438,000 U.S. Treasury Notes 7.25%
     due 5/15/04, market value $466,530)               $457,000       457,000
   With J. P. Morgan Securities 0.92% 10/1/03
     (dated 9/30/03, collateralized by
     $129,000 U.S. Treasury Notes 11.875%
     due 11/15/03, market value $136,739 and
     $169,000 U.S. Treasury Notes 2.125%
     due 10/31/04, market value $172,771)               303,000       303,000
   With UBS Warburg 0.95% 10/1/03
     (dated 9/30/03, collateralized by
     $169,369 U.S. Treasury Notes 1.25%
     due 5/31/05, market value $169,863 and
     $81,000 U.S. Treasury Notes 10.75%
     due 8/15/05, market value $95,684 and
     $169,000 U.S. Treasury Notes 9.375% due
     2/15/06, market value $201,629)                    458,000       458,000
                                                                  -----------
Total Repurchase Agreements
   (cost $1,218,000)                                                1,218,000
                                                                  -----------
                                       11

Statements                                         Optimum Large Cap Growth Fund
  OF NET ASSETS (CONTINUED)


Total Market Value of Securities - 99.86%
   (cost $8,626,246)                                               $8,622,512
Receivables and Other Assets
   Net of Liabilities - 0.14%                                          12,309
                                                                   ----------
Net Assets Applicable to 999,819 Shares
   Outstanding - 100.00%                                           $8,634,821
                                                                   ----------

Net Asset Value - Optimum Large Cap Growth Fund
   Class A ($1,473,537 / 170,605 Shares)                                $8.64
                                                                        -----
Net Asset Value - Optimum Large Cap Growth Fund
   Class B ($264,433 / 30,648 Shares)                                   $8.63
                                                                        -----
Net Asset Value - Optimum Large Cap Growth Fund
   Class C ($2,660,957 / 308,373 Shares)                                $8.63
                                                                        -----
Net Asset Value - Optimum Large Cap Growth Fund
   Institutional Class ($4,235,894 / 490,193 Shares)                    $8.64
                                                                        -----

Components of Net Assets at September 30, 2003:
Shares of beneficial interest
(unlimited authorization - no par)                                 $8,646,343
Net investment loss**                                                  (4,818)
Accumulated net realized loss on investments                           (2,633)
Net unrealized depreciation of investment                              (4,071)
                                                                   ----------
Total net assets                                                   $8,634,821
                                                                   ==========

  *Non-income producing security for the period ended September 30, 2003.

   Net investment loss includes net realized gains(losses) on foreign currencies. Net realized gains(losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

Summary of Abbreviations:
ADR - American Depositary Receipts

Net Asset Value and Offering Price per Share -
   Optimum Large Cap Growth Fund
Net asset value Class A (A)                                             $8.64
Sales charge (5.75% of offering price, or 6.13% of the
   amount invested per share) (B)                                        0.53
                                                                        -----
Offering price                                                          $9.17
                                                                        =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statements                                        Optimum Large Cap Value Fund
of net assets (continued)                         September 30, 2003 (Unaudited)


                                                     Number of      Market
                                                      Shares     Value (U.S.$)
--------------------------------------------------------------------------------
Common Stock - 93.44%
--------------------------------------------------------------------------------
Aerospace & Defense - 0.56%
   Northrop Grumman                                      10,380   $    32,764
   Raytheon                                                 560        15,680
                                                                  -----------
                                                                       48,444
                                                                  -----------
Automobiles & Automotive Parts - 1.09%
   Honda Motor ADR                                        2,540        51,206
   Magna International Class A                              600        43,290
                                                                  -----------
                                                                       94,496
                                                                  -----------
Banking, Finance & Insurance - 18.40%
   American Express                                       1,060        47,764
   Bank of America                                        3,635       283,676
   Bank One                                                 780        30,147
   Citigroup                                              5,580       253,945
   Edwards (A.G.)                                           870        33,417
   Equifax                                                3,160        70,373
   Fannie Mae                                             1,550       108,810
   FleetBoston Financial                                  4,160       125,424
   Goldman Sachs Group                                    1,050        88,095
   JP Morgan Chase                                        2,200        75,526
   Mellon Financial                                       2,780        83,789
   Merrill Lynch                                          2,780       148,813
   PNC Financial Series Group                             1,370        65,185
   SouthTrust                                               560        16,458
   SunTrust Banks                                         1,540        92,970
   Wachovia                                               1,640        67,552
                                                                  -----------
                                                                    1,591,944
                                                                  -----------
Basic Industry/Capital Goods - 0.88%
   Caterpillar                                              240        16,522
   Deere                                                  1,125        59,973
                                                                  -----------
                                                                       76,495
                                                                  -----------
Cable, Media & Publishing - 6.53%
  *AOL Time Warner                                       10,490       158,503
  *Comcast Special Class A                                1,400        41,356
  *Cox Communications Class A                             1,630        51,541
   Interpublic Group                                      2,380        33,606
   Knight-Ridder                                            320        21,344
   Reed Elsevier                                          6,110        47,761
   Tribune                                                1,330        61,047
   Viacom                                                 1,810        69,323
   Walt Disney                                            4,010        80,882
                                                                  -----------
                                                                      565,363
                                                                  -----------
Chemicals - 3.15%
   Air Products & Chemicals                               1,090        49,159
   Dow Chemical                                           2,600        84,604
   duPont (E.I.) deNemours                                  610        24,406
   PPG Industries                                         1,160        60,575
   Praxair                                                  210        13,010
   Syngenta                                                 750        40,663
                                                                  -----------
                                                                      272,417
                                                                  -----------
Computers & Technology - 2.21%
  *Computer Sciences                                        330        12,398
   Hewlett-Packard                                        3,330        64,469
   International Business Machines                        1,290       113,946
                                                                  -----------
                                                                      190,813
                                                                  -----------

                                                     Number of      Market
                                                      Shares     Value (U.S.$)
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
Consumer Products - 2.20%
   Kimberly-Clark                                         3,230   $   165,763
   Newell Rubbermaid                                        510        11,052
   Procter & Gamble                                         145        13,459
                                                                  -----------
                                                                      190,274
                                                                  -----------
Electronics & Electrical Equipment - 1.28%
   Emerson Electric                                         820        43,173
   NSTAR                                                    660        31,350
   Parker Hannifin                                          820        36,654
                                                                  -----------
                                                                      111,177
                                                                  -----------
Energy - 13.38%
   Anadarko Petroleum                                       660        27,562
   Baker Hughes                                             750        22,193
   BP ADR                                                 4,950       208,395
   ChevronTexaco                                            540        38,583
   ConocoPhillips                                         2,660       145,635
   Devon Energy                                             310        14,939
   ENSCO International                                    1,630        43,717
   EOG Resources                                          1,150        48,001
   Exxon Mobil                                            6,050       221,429
   National Fuel Gas                                        920        21,022
  *Noble                                                  1,090        37,049
   Schlumberger                                           3,380       163,592
   Total ADR                                                450        34,110
  *Transocean                                             2,010        40,200
   Unocal                                                 1,650        52,008
   Valero Energy                                          1,000        38,270
                                                                  -----------
                                                                    1,156,705
                                                                  -----------
Farming & Agriculture - 0.17%
   Monsanto                                                 630        15,082
                                                                  -----------
                                                                       15,082
                                                                  -----------
Food, Beverage & Tobacco - 5.88%
   Altria Group                                           3,250       142,349
   Archer-Daniels-Midland                                 4,560        59,782
   Diageo                                                 2,530        27,322
   Heinz (H.J.)                                           1,120        38,394
   Hormel Foods                                             200         4,596
   Kellogg Company                                        2,650        88,377
   Kraft Foods Class A                                      860        25,370
  *Kroger                                                 1,850        33,060
   PepsiCo                                                1,520        69,661
  *Safeway                                                  300         6,882
   Tyson Food Class A                                       930        13,141
                                                                  -----------
                                                                      508,934
                                                                  -----------
Healthcare & Pharmaceuticals - 9.04%
   Abbott Laboratories                                      530        22,552
   Aetna                                                    400        24,412
   AstraZeneca ADR                                          770        33,418
   Bristol-Myers Squibb                                   7,690       197,325
   Guidant                                                  300        14,055
   Johnson & Johnson                                      1,360        67,347
   Novartis                                               1,260        48,755
   Pfizer                                                 3,010        91,444
   Roche Holding                                            530        43,946
   Roche Holding ADR                                        860        71,307
   Schering-Plough                                        8,060       122,834
  *Tenet Healthcare                                       3,120        45,178
                                                                  -----------
                                                                      782,573
                                                                  -----------

Statements                                          Optimum Large Cap Value Fund
  OF NET ASSETS (CONTINUED)


                                                     Number of      Market
                                                      Shares     Value (U.S.$)
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
Healthcare Equipment & Supplies - 0.69%
   Bausch & Lomb                                          1,350     $  59,603
                                                                  -----------
                                                                       59,603
                                                                  -----------
Industrial - 1.32%
   3M 360                                                24,865
   Ingersoll-Rand                                           880        47,027
   Textron                                                1,070        42,212
                                                                  -----------
                                                                      114,104
                                                                  -----------
Insurance - 7.17%
   Allstate                                               1,360        49,681
   Chubb                                                  2,350       152,468
   Hartford Financial Services                            2,370       124,733
   MetLife                                                3,550        99,578
   Prudential Financial                                   1,520        56,787
   St. Paul                                                 190         7,036
   Travelers Property & Casualty                          8,180       129,898
                                                                  -----------
                                                                      620,181
                                                                  -----------
Leisure, Lodging & Entertainment - 1.66%
   Hasbro                                                   490         9,153
   Hilton Hotels                                          4,410        71,530
   Starwood Hotels & Resorts Worldwide                    1,810        62,988
                                                                  -----------
                                                                      143,671
                                                                  -----------
Metals & Mining - 1.79%
   Alcoa                                                    210         5,494
   BHP Billiton                                           2,060        13,664
   Newmont Mining                                         1,100        42,999
  *Phelps Dodge                                           1,350        63,180
   Rio Tinto                                              1,370        29,271
                                                                  -----------
                                                                      154,608
                                                                  -----------
Packaging & Containers - 0.24%
  *Smurfit-Stone Container                                1,390        20,822
                                                                  -----------
                                                                       20,822
                                                                  -----------
Paper & Forest Products - 1.17%
   Bowater                                                  460        19,348
   International Paper                                      810        31,606
   Temple-Inland                                          1,040        50,492
                                                                  -----------
                                                                      101,446
                                                                  -----------
Restaurants - 0.69%
   McDonald's                                             2,530        59,556
                                                                  -----------
                                                                       59,556
                                                                  -----------
Retail - 1.31%
   Sears, Roebuck                                           660        28,862
   Target                                                   580        21,825
   Wal-Mart Stores                                        1,120        62,552
                                                                  -----------
                                                                      113,239
                                                                  -----------
Technology/Semiconductors - 0.26%
   Texas Instruments                                        990        22,572
                                                                  -----------
                                                                       22,572
                                                                  -----------
Technology/Software - 1.84%
   Automatic Data Processing                              1,140        40,869
   Microsoft                                              4,270       118,663
                                                                  -----------
                                                                      159,532
                                                                  -----------

                                                     Number of      Market
                                                      Shares     Value (U.S.$)
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
Telecommunications - 4.33%
   BellSouth                                              2,670     $  63,226
   Motorola                                               3,800        45,486
   Nokia ADR                                              2,500        39,000
  *Nortel Networks                                        4,160        17,056
   SBC Communications                                     2,900        64,525
   Sprint                                                 1,690        25,519
   Verizon Communications                                 3,690       119,703
                                                                  -----------
                                                                      374,515
                                                                  -----------
Transportation & Shipping - 2.01%
   Norfolk Southern                                       3,880        71,780
   Union Pacific                                          1,750       101,798
                                                                  -----------
                                                                      173,578
                                                                  -----------
Utilities - 4.19%
   AGL Resources                                            310         8,733
  *Edison International                                   1,650        31,515
   Energy East                                            1,220        27,365
   Entergy                                                1,300        70,394
   Exelon                                                   740        46,990
   FirstEnergy                                            1,360        43,384
   FPL Group                                                310        19,592
   KeySpan                                                  530        18,592
   PPL                                                    1,260        51,597
   TXU                                                    1,450        34,162
   WGL Holdings                                             370        10,205
                                                                  -----------
                                                                      362,529
                                                                  -----------
   Total Common Stock (cost $8,102,290)                             8,084,673
                                                                  -----------

--------------------------------------------------------------------------------
Convertible Preferred Stock - 0.03%
--------------------------------------------------------------------------------
   Northrop Grumman 7.25%                                    30         2,934
                                                                  -----------
Total Convertible Preferred Stock (cost $3,124)                         2,934
                                                                  -----------
                                                     Principal
                                                      Amount
--------------------------------------------------------------------------------
Repurchase Agreements - 12.35%
--------------------------------------------------------------------------------
With BNP Paribas 0.95% 10/1/03
  (dated 9/30/03, collateralized by
  $384,000 U.S. Treasury Notes 7.25%
  due 5/15/04, market value $409,459)                  $401,250       401,250
With J. P. Morgan Securities 0.92%
  10/1/03 (dated 9/30/03, collateralized
  by $113,250 U.S. Treasury Notes 11.875%
  due 11/15/03, market value $120,011 and
  $148,500 U.S. Treasury Notes 2.125%
  due 10/31/04, market value $151,636)                  266,250       266,250
With UBS Warburg 0.95% 10/1/03
  (dated 9/30/03, collateralized by
  $148,500 U.S. Treasury Notes 1.25%
  due 5/31/05, market value $149,084 and
  $71,000 U.S. Treasury Notes 10.75%
  due 8/15/05, market value $83,978 and
  $148,500 U.S. Treasury Notes 9.375% due
  2/15/06, market value $176,500)                       401,500       401,500
                                                                  -----------
Total Repurchase Agreements
  (cost $1,069,000)                                                 1,069,000
                                                                  -----------

Statements                                          Optimum Large Cap Value Fund
  OF NET ASSETS (CONTINUED)


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Market Value of Securities - 105.82%
   (cost $9,174,414)                                              $ 9,156,607
Liabilities Net of Receivables and Other
   Assets - (5.82%)                                                  (503,249)
                                                                  -----------
Net Assets Applicable to 1,005,056 Shares
   Outstanding - 100.00%                                          $ 8,653,358
                                                                  ===========

Net Asset Value - Optimum Large Cap Value Fund
   Class A ($1,473,125 / 171,084 Shares)                                $8.61
                                                                        -----
Net Asset Value - Optimum Large Cap Value Fund
   Class B ($261,875 / 30,439 Shares)                                   $8.60
                                                                        -----
Net Asset Value - Optimum Large Cap Value Fund
   Class C ($2,695,444 / 313,340 Shares)                                $8.60
                                                                        -----
Net Asset Value - Optimum Large Cap Value Fund
   Institutional Class ($4,222,914 / 490,193 Shares)                    $8.61
                                                                        -----

Components of Net Assets at September 30, 2003:
Shares of beneficial interest
   (unlimited authorization - no par)                              $8,653,960
Undistributed net investment income**                                   8,082
Accumulated net realized gain on investments                            9,187
Net unrealized depreciation of investments                            (17,871)
                                                                   ----------
Total net assets                                                   $8,653,358
                                                                   ==========

  *Non-income producing security for the period ended September 30, 2003. **Undistributed net investment income includes net realized gains(losses) on foreign currencies. Net realized gains(losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

Summary of Abbreviations:
ADR - American Depositary Receipts

Net Asset Value and Offering Price per Share -
   Optimum Large Cap Value Fund
Net asset value Class A (A)                                             $8.61
Sales charge (5.75% of offering price, or 6.16% of
   the amount invested per share) (B)                                    0.53
                                                                        -----
Offering price                                                          $9.14
                                                                        =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statements                                        Optimum Small Cap Growth Fund
  OF NET ASSETS (CONTINUED)                       September 30, 2003 (Unaudited)


                                                     Number of      Market
                                                      Shares        Value
--------------------------------------------------------------------------------
Common Stock - 89.10%
--------------------------------------------------------------------------------
Banking & Finance - 9.03%
  *Americredit                                           22,500   $   231,750
   TCF Financial                                          2,800       134,260
  *World Acceptance                                       8,500       115,175
                                                                  -----------
                                                                      481,185
                                                                  -----------
Business Services - 4.94%
  *Andrew                                                11,000       135,190
  *First Health Group                                     4,900       128,135
                                                                  -----------
                                                                      263,325
                                                                  -----------
Cable, Media & Publishing - 3.75%
  *Mediacom Communications                               13,600        91,120
  *Salem Communications Class A                           5,600       108,584
                                                                  -----------
                                                                      199,704
                                                                  -----------
Chemicals - 2.47%
  *Scotts                                                 2,400       131,280
                                                                  -----------
                                                                      131,280
                                                                  -----------
Computers & Technology - 23.20%
  *Avocent                                                4,600       139,334
  *E.Piphany                                             21,900       109,281
  *JDA Software Group                                     8,600       127,882
  *Kronos                                                 2,300       121,693
  *Micros Systems                                         3,700       126,355
   Ndchealth                                              6,300       131,985
  *Novell                                                35,400       188,682
  *PeopleSoft                                             7,500       136,425
  *SeaChange International                               12,300       154,119
                                                                  -----------
                                                                    1,235,756
                                                                  -----------
Consumer Services - 2.43%
   Global Payment                                         3,600       129,600
                                                                  -----------
                                                                      129,600
                                                                  -----------
Energy - 5.75%
  *Quicksilver Resources                                  7,400       180,782
   Western Gas Resources                                  3,300       125,400
                                                                  -----------
                                                                      306,182
                                                                  -----------
Environmental Services - 2.50%
  *Cuno Incorporated                                      3,400       133,246
                                                                  -----------
                                                                      133,246
                                                                  -----------
Healthcare & Pharmaceuticals - 15.99%
  *CTI Molecular Imaging                                  9,000       132,930
   Diagnostic Products                                    3,300       119,889
  *Edwards Lifesciences                                   6,000       162,480
  *Lincare Holdings                                       3,500       128,275
  *Nektar Therapeutics                                   14,400       184,320
  *Techne                                                 3,900       123,981
                                                                  -----------
                                                                      851,875
                                                                  -----------
Insurance - 4.80%
   HCC Insurance Holdings                                 4,200       122,136
  *Markel                                                   500       133,500
                                                                  -----------
                                                                      255,636
                                                                  -----------
Retail - 2.22%
   Christopher & Banks                                    4,950       118,107
                                                                  -----------
                                                                      118,107
                                                                  -----------

                                                     Number of      Market
                                                      Shares        Value
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
Telecommunications - 10.13%
  *American Tower Class A                                13,400   $   136,010
  *Commonwealth Telephone                                 3,200       128,416
  *Crown Castle                                          13,000       122,330
  *Western Wireless Class A                               8,200       152,848
                                                                  -----------
                                                                      539,604
                                                                  -----------
Utilities - 1.89%
   Oneok                                                  5,000       100,850
                                                                  -----------
                                                                      100,850
                                                                  -----------
Total Common Stock (cost $4,518,162)                                4,746,350
                                                                  -----------
                                                     Principal
                                                      Amount
--------------------------------------------------------------------------------
Repurchase Agreements - 11.73%
--------------------------------------------------------------------------------
   With BNP Paribas 0.95% 10/1/03
     (dated 9/30/03, collateralized by
     $224,600 U.S. Treasury Notes 7.25%
     due 5/15/04, market value $239,394)               $234,600       234,600
   With J. P. Morgan Securities 0.92% 10/1/03
     (dated 9/30/03, collateralized by
     $66,300 U.S. Treasury Notes 11.875% due
     11/15/03, market value $70,166 and
     $86,900 U.S. Treasury Notes 2.125%
     due 10/31/04, market value $88,655)                155,600       155,600
   With UBS Warburg 0.95% 10/1/03
     (dated 9/30/03, collateralized by
     $86,900 U.S. Treasury Notes 1.25%
     due 5/31/05, market value $87,163 and
     $41,400 U.S. Treasury Notes 10.75%
     due 8/15/05, market value $49,099 and
     $86,900 U.S. Treasury Notes 9.375% due
     2/15/06, market value $103,463)                    234,800       234,800
                                                                  -----------
Total Repurchase Agreements (cost $625,000)                           625,000
                                                                  -----------

Total Market Value of Securities - 100.83%
   (cost $5,143,162)                                                5,371,350
Liabilities Net of Receivables and Other
   Assets - (0.83%)                                                   (44,518)
                                                                  -----------
Net Assets Applicable to 591,886 Shares
   Outstanding - 100.00%                                           $5,326,832
                                                                  -----------

Net Asset Value - Optimum Small Cap Growth Fund
   Class A ($310,086 / 34,463 Shares)                                   $9.00
                                                                        -----
Net Asset Value - Optimum Small Cap Growth Fund
   Class B ($50,550 / 5,619.7 Shares)                                   $9.00
                                                                        -----
Net Asset Value - Optimum Small Cap Growth Fund
   Class C ($554,262 / 61,610 Shares)                                   $9.00
                                                                        -----
Net Asset Value - Optimum Small Cap Growth Fund
   Institutional Class ($4,411,934 / 490,193 Shares)                    $9.00
                                                                        -----

Statements                                         Optimum Small Cap Growth Fund
  OF NET ASSETS (CONTINUED)







Components of Net Assets at September 30, 2003:
Shares of beneficial interest
  (unlimited authorization - no par)                               $5,107,857
Net investment loss                                                    (9,213)
Net unrealized appreciation of investments                            228,188
                                                                   ----------
Total net assets                                                   $5,326,832
                                                                   ----------

*Non-income producing security for the period ended September 30, 2003.

Net Asset Value and Offering Price per Share -
  Optimum Small Cap Growth Fund
Net asset value Class A (A)                                             $9.00
Sales charge (5.75% of offering price, or 6.11% of
  amount invested per share) (B)                                         0.55
                                                                        -----
Offering price                                                          $9.55
                                                                        -----

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares. (B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statements                                        Optimum Small Cap Value Fund
  OF NET ASSETS (CONTINUED)                       September 30, 2003 (Unaudited)


                                                     Number of        Market
                                                       Shares         Value
--------------------------------------------------------------------------------
Common Stock - 78.42%
--------------------------------------------------------------------------------
Aerospace & Defense - 2.55%
 *Esterline Technologies                                  3,300     $  63,657
  Honeywell International                                 2,700        71,145
                                                                    ---------
                                                                      134,802
                                                                    ---------
Airlines - 1.85%
 *Airtran Holdings                                        3,300        55,275
 *Atlantic Coast Airlines                                 5,000        42,550
                                                                    ---------
                                                                       97,825
                                                                    ---------
Banking & Finance - 0.49%
  Klamath First Bancorp                                   1,200        25,980
                                                                    ---------
                                                                       25,980
                                                                    ---------
Business Services - 2.54%
  Harland (John H.) Company                               1,400        37,058
 *Moore Wallace                                           3,500        49,700
  Viad                                                    2,000        47,760
                                                                    ---------
                                                                      134,518
                                                                    ---------
Chemicals - 4.95%
  Agrium                                                  2,300        28,888
  Celanese AG                                               800        26,424
  Englehard                                               3,000        83,010
 *FMC                                                     2,100        52,920
  IMC Global                                              3,500        22,435
 *Pioneer Natural Resources                               1,900        48,374
                                                                    ---------
                                                                      262,051
                                                                    ---------
Commercial Services & Supplies - 6.57%
  Bowne & Company                                         4,500        67,275
 *Heidrick & Struggles                                    3,900        66,027
  Kelly Services                                          2,500        62,350
 *Spherion                                                7,800        54,288
 *Valassis Communications                                 3,700        97,680
                                                                    ---------
                                                                      347,620
                                                                    ---------
Computers & Technology - 1.84%
 *Filenet                                                 1,700        34,119
 *Optimal Robotics Class A                                3,300        27,918
 *Unisys                                                  2,600        35,178
                                                                    ---------
                                                                       97,215
                                                                    ---------
Consumer Durables - 7.39%
 *Beazer Homes USA                                        1,300       109,720
  Brookfield Homes                                        3,900        72,267
 *Furniture Brands International                          5,000       120,500
 *Toll Brothers                                           2,900        88,218
                                                                    ---------
                                                                      390,705
                                                                    ---------
Consumer Non-Durable/Other - 0.93%
 *International Multifoods                                2,100        49,035
                                                                    ---------
                                                                       49,035
                                                                    ---------
Consumer Products - 5.78%
 *BJ's Wholesale Club                                     2,300        44,551
 *Pathmark Stores                                         4,500        31,365
 *Proquest                                                2,500        65,750
  Readers Digest Association Class A                      1,700        23,783
  Stanley Works                                           2,500        73,800
  Walter Industries                                       6,200        66,526
                                                                    ---------
                                                                      305,775
                                                                    ---------

                                                      Number of       Market
                                                        Shares        Value
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
Electronics & Electrical Equipment - 1.67%
  Acuity Brands                                           1,200     $  21,672
 *Mettler-Toledo International                              900        32,355
  Thomas Industries                                       1,200        34,224
                                                                    ---------
                                                                       88,251
                                                                    ---------
Energy - 1.27%
 *Stelmar Shipping                                        2,400        42,000
  Teekay Shipping                                           600        25,380
                                                                    ---------
                                                                       67,380
                                                                    ---------
Healthcare & Pharmaceuticals - 1.23%
 *Thermo Electron                                         3,000        65,100
                                                                    ---------
                                                                       65,100
                                                                    ---------
Healthcare Equipment & Supplies - 3.31%
 *Apogent Technologies                                    3,000        62,580
  Bausch & Lomb                                             900        39,735
 *Rotech Healthcare                                       3,000        72,750
                                                                    ---------
                                                                      175,065
                                                                    ---------
Healthcare/Services - 1.54%
 *LifePoint Hospitals                                     2,100        50,505
 *US Oncology                                             4,200        30,702
                                                                    ---------
                                                                       81,207
                                                                    ---------
Hotels, Restaurants & Leisure - 3.72%
 *Isle of Capri Casinos                                   1,200        23,772
 *Jack in the Box                                           600        10,680
 *LA Quinta                                               3,100        19,313
  Lone Star Steakhouse & Saloon                           2,900        60,610
 *Magna Entertainment Class A                             1,700         7,072
  Mandalay Resorts Group                                  1,900        75,259
                                                                    ---------
                                                                      196,706
                                                                    ---------
Industrial Machinery - 5.89%
  Ametek                                                    600        25,716
 *Flowserve                                               2,300        46,690
 *Joy Global                                              2,600        40,820
  Kennametal                                              2,200        82,280
  Manitowoc                                                2,000       43,380
 *MSC Industrial Direct Class A                           1,100        22,935
 *Team                                                    6,100        49,715
                                                                    ---------
                                                                      311,536
                                                                    ---------
Insurance - 2.48%
 *Allmerica Financial                                     5,500       130,955
                                                                    ---------
                                                                      130,955
                                                                    ---------
Metals & Mining - 0.58%
 *Material Sciences                                       3,000        30,660
                                                                    ---------
                                                                       30,660
                                                                    ---------
Real Estate - 7.00%
  AMB Property                                            1,000        30,810
  American Financial Realty                               3,400        47,940
  Ardent Realty Group                                     1,000        27,920
  Friedman Billings Ramsey Class A                        2,900        50,025
  LNR Property                                            2,600       106,470
 *MI Developments Class A                                 4,000        90,800
  The St. Joe Company                                       500        16,040
                                                                    ---------
                                                                      370,005
                                                                    ---------

Statements                                          Optimum Small Cap Value Fund
  OF NET ASSETS (CONTINUED)


                                                     Number of        Market
                                                       Shares         Value
--------------------------------------------------------------------------------
Common Stock (continued)
--------------------------------------------------------------------------------
Retail - 4.27%
  Foot Locker                                             7,100    $  115,020
 *Genesco                                                 2,500        40,150
  Radioshack                                              1,600        45,456
 *Stage Stores                                            1,000        25,480
                                                                   ----------
                                                                      226,106
                                                                   ----------
Technology/Services - 0.90%
 *Bearingpoint                                            6,000        47,880
                                                                   ----------
                                                                       47,880
                                                                   ----------
Technology/Software - 1.43%
 *Activision                                              2,900        34,655
 *Compuware                                               4,500        24,120
 *Parametric Technology                                   5,400        16,848
                                                                   ----------
                                                                       75,623
                                                                   ----------
Telecommunications - 0.27%
 *Metrocall                                                 100        14,500
                                                                   ----------
                                                                       14,500
                                                                   ----------
Textiles, Apparel & Furniture - 3.92%
  Jones Apparel Group                                     1,800        53,874
  Russell                                                 2,900        47,270
 *Warnaco Group Class A                                   6,800       106,012
                                                                   ----------
                                                                      207,156
                                                                   ----------
Transportation & Shipping - 1.97%
  Alexander & Baldwin                                     1,200        33,696
  USF                                                     1,100        34,617
 *Yellow Corporation                                      1,200        35,856
                                                                   ----------
                                                                      104,169
                                                                   ----------
Utilities - 2.08%
  Alliant Energy                                          1,900        41,800
  Northeast Utilities                                     3,800        68,096
                                                                   ----------
                                                                      109,896
                                                                   ----------
Total Common Stock (cost $4,029,046)                                4,147,721
                                                                   ----------

                                                      Principal
                                                        Amount
--------------------------------------------------------------------------------
Repurchase Agreements - 22.82%
--------------------------------------------------------------------------------
 With BNP Paribas 0.95% 10/1/03
  (dated 9/30/03, collateralized by
  $433,800 U.S. Treasury Notes 7.25%
  due 5/15/04, market value $462,317)                  $453,200       453,200
 With J. P. Morgan Securities 0.92% 10/1/03
  (dated 9/30/03, collateralized by
  $128,000 U.S. Treasury Notes 11.875%
  due 11/15/03, market value $135,504 and
  $167,800 U.S. Treasury Notes 2.125%
  due 10/31/04, market value $171,211)                  300,600       300,600
 With UBS Warburg 0.95% 10/1/03
  (dated 9/30/03, collateralized by
  $167,800 U.S. Treasury Notes 1.25%
  due 5/31/05, market value $168,329 and
  $80,000 U.S. Treasury Notes 10.75%
  due 8/15/05, market value $94,819 and
  $167,800 U.S. Treasury Notes 9.375% due
  2/15/06, market value $199,808)                       453,200       453,200
                                                                   ----------
Total Repurchase Agreements (cost $1,207,000)                       1,207,000
                                                                   ----------

Total Market Value of Securities - 101.24%
 (cost $5,236,046)                                                 $5,354,721
Liabilities Net of Receivables and Other
  Assets - (1.24%)                                                    (65,628)
                                                                   ----------
Net Assets Applicable to 597,634 Shares
 Outstanding - 100.00%                                             $5,289,093
                                                                   ----------

Net Asset Value - Optimum Small Cap Value Fund
 Class A ($322,721 / 36,471 Shares)                                     $8.85
                                                                        -----
Net Asset Value - Optimum Small Cap Value Fund
 Class B ($55,474 / 6,272 Shares)                                       $8.84
                                                                        -----
Net Asset Value - Optimum Small Cap Value Fund
 Class C ($572,239 / 64,698 Shares)                                     $8.84
                                                                        -----
Net Asset Value - Optimum Small Cap Value Fund
 Institutional Class ($4,338,659 / 490,193 Shares)                      $8.85
                                                                        -----

Components of Net Assets at September 30, 2003:
Shares of beneficial interest
 (unlimited authorization - no par)                                $5,132,478
Net investment loss                                                    (2,511)
Accumulated net realized gain on investments                           40,451
Net unrealized appreciation of investments                            118,675
                                                                   ----------
Total net assets                                                   $5,289,093
                                                                   ----------

*Non-income producing security for the period ended September 30, 2003.

Net Asset Value and Offering Price per Share -
 Delaware Optimum Small Cap Value Fund
Net asset value Class A (A)                                             $8.85
Sales charge (5.75% of offering price, or 6.10% of
 amount invested per share) (B)                                          0.54
                                                                        -----
Offering price                                                          $9.39
                                                                        -----

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.


See accompanying notes

Statements                                        Optimum Fund Trust
  OF ASSETS AND LIABILITIES                       September 30, 2003 (Unaudited)


                                                    Optimum      Optimum         Optimum      Optimum       Optimum        Optimum
                                                 Fixed Income  International    Large Cap    Large Cap     Small Cap      Small Cap
                                                     Fund          Fund        Growth Fund   Value Fund   Growth Fund     Value Fund

Assets:
 Investments at market                           $10,814,574    $6,374,498     $8,622,512    $9,156,607     $5,371,350    $5,354,721
 Cash and foreign currencies                         135,643       137,608          2,376       106,401            676         3,423
 Subscriptions receivable                            557,961       185,650        474,215       483,904         97,973       102,853
 Receivables for securities sold                     590,882        10,632        112,101        18,802              -        53,212
 Dividends receivable                                    141        19,438          4,139         8,796            678         2,698
 Interest receivable                                  99,486            21             32            28             16            32
 Due from DMC                                         47,234        41,463         42,732        36,705         36,636        38,188
                                                 -----------    ----------     ----------    ----------     ----------    ----------
 Total assets                                     12,245,921     6,769,310      9,258,107     9,811,243      5,507,329     5,555,127
                                                 -----------    ----------     ----------    ----------     ----------    ----------

Liabilities:
 Payables for securities purchased                 1,475,225       674,590        568,654     1,110,271        132,482       217,635
 Accrued expenses                                     55,966        53,978         54,632        47,614         48,015        48,399
                                                 -----------    ----------     ----------    ----------     ----------    ----------
 Total liabilities                                 1,531,191       728,568        623,286     1,157,885        180,497       266,034
                                                 -----------    ----------     ----------    ----------     ----------    ----------

Total Net Assets                                 $10,714,730    $6,040,742     $8,634,821    $8,653,358     $5,326,832    $5,289,093
                                                 ===========    ==========     ==========    ==========     ==========    ==========

 Investments at cost                             $10,640,628    $6,241,097     $8,626,246    $9,174,414     $5,143,162    $5,236,046


See accompanying notes

Statements                           Optimum Fund Trust
  OF OPERATIONS                      Period Ended September 30, 2003 (Unaudited)


                                                                         Optimum          Optimum        Optimum
                                                                      Fixed Income     International     Large Cap
                                                                          Fund             Fund         Growth Fund
Investment Income:
 Dividends                                                              $    141         $ 22,512        $  7,023
 Interest                                                                 33,151            1,263           1,170
 Foreign tax withheld                                                          -             (660)              -
                                                                        --------         --------        --------
                                                                          33,292           23,115           8,193
                                                                        --------         --------        --------

Expenses:
 Management fees                                                           6,575            6,813           7,015
 Distribution expense - Class A                                              322               87             233
 Distribution expense - Class B                                              163               29              96
 Distribution expense - Class C                                            1,027              283             721
 Accounting and administration expenses                                   17,621           17,058          17,402
 Dividend disbursing and transfer agent fees and expenses                 16,000           16,000          16,000
 Professional fees                                                         4,167            4,167           4,167
 Trustees' fees                                                            5,000            5,000           5,000
 Reports and statements to shareholders                                    2,500            2,500           2,500
 Custodian fees                                                            2,866            1,601           1,490
 Registration fees                                                            73               73              73
 Other                                                                       215              366             353
                                                                        --------         --------        --------
                                                                          56,529           53,977          55,050
 Less expenses absorbed or waived                                        (47,234)         (41,463)        (43,149)
                                                                        --------         --------        --------
 Total expenses                                                            9,295           12,514          11,901
                                                                        --------         --------        --------
Net Investment Income (Loss)                                              23,997           10,601          (3,708)
                                                                        --------         --------        --------

Net Realized and Unrealized Gain (Loss) on Investments:
 Net realized gain (loss) on:
  Investments                                                             19,923           (5,574)         (2,633)
  Foreign currencies                                                      (1,339)          (3,272)         (1,110)
                                                                        --------         --------        --------
 Net realized gain (loss)                                                 18,584           (8,846)         (3,743)
 Net change in unrealized appreciation/depreciation of investments       174,131          131,835          (4,071)
                                                                        --------         --------        --------
Net Realized and Unrealized Gain (Loss) on Investments                   192,715          122,989          (7,814)
                                                                        --------         --------        --------

Net Increase (Decrease) in Net Assets Resulting from  Operations        $216,712         $133,590        ($11,522)
                                                                        ========         ========        ========

See accompanying notes

Statements                           Optimum Fund Trust
  OF OPERATIONS (CONTINUED)          Period Ended September 30, 2003 (Unaudited)


                                                                         Optimum          Optimum         Optimum
                                                                        Large Cap        Small Cap       Small Cap
                                                                          Fund             Fund          Value Fund
Investment Income:
 Dividends                                                               $17,638         $  1,074        $  5,535
 Interest                                                                  1,151            1,092           2,168
 Foreign tax withheld                                                        (51)               -               -
                                                                         -------         --------        --------
                                                                          18,738            2,166           7,703
                                                                         -------         --------        --------

Expenses:
 Management fees                                                           6,980            8,448           7,980
 Distribution expense - Class A                                              227               50              52
 Distribution expense - Class B                                               92               18              20
 Distribution expense - Class C                                              733              151             158
 Accounting and administration expenses                                   11,553           11,188          11,160
 Dividend disbursing and transfer agent fees and expenses                 16,000           16,000          16,000
 Professional fees                                                         4,167            4,167           4,167
 Trustees' fees                                                            5,000            5,000           5,000
 Reports and statements to shareholders                                    2,500            2,500           2,500
 Custodian fees                                                              210              347             375
 Registration fees                                                            73               73              73
 Other                                                                        78               83             938
                                                                         -------         --------        --------
                                                                          47,613           48,025          48,423
 Less expenses absorbed or waived                                        (36,705)         (36,636)        (38,188)
 Less expenses paid indirectly                                                 -              (10)            (21)
                                                                         -------         --------        --------
 Total expenses                                                           10,908           11,379          10,214
                                                                         -------         --------        --------
Net Investment Income (Loss)                                               7,830           (9,213)         (2,511)
                                                                         -------         --------        --------

Net Realized and Unrealized Gain (Loss) on Investments:
 Net realized gain on:
  Investments                                                              9,187                -          40,451
  Foreign currencies                                                         252                -               -
                                                                         -------         --------        --------
 Net realized gain                                                         9,439                -          40,451
 Net change in unrealized appreciation/depreciation of investments       (17,871)         228,188         118,675
                                                                         -------         --------        --------
Net Realized and Unrealized Gain (Loss) on Investments                    (8,432)         228,188         159,126
                                                                         -------         --------        --------

Net Increase (Decrease) in Net Assets Resulting from Operations            ($602)        $218,975        $156,615
                                                                         =======         ========        ========

See accompanying notes

Statements                           Optimum Fund Trust
  OF CHANGES IN NET ASSETS           Period Ended September 30, 2003 (Unaudited)



                                                                            Optimum        Optimum         Optimum
                                                                          Fixed Income   International    Large Cap
                                                                             Fund            Fund           Fund

Increase (Decrease) in Net Assets from Operations:
 Net investment income (loss)                                            $    23,997     $   10,601      $   (3,708)
 Net realized gain (loss) on investments                                      18,584         (8,846)         (3,743)
 Net change in unrealized appreciation/depreciation of investments           174,131        131,835          (4,071)
                                                                         -----------     ----------      ----------
 Net increase (decrease) in net assets from operations                       216,712        133,590         (11,522)
                                                                         -----------     ----------      ----------

Capital Share Transactions:
 Proceeds from shares sold:
  Class A                                                                  2,150,513        617,394       1,497,426
  Class B                                                                    538,174         88,064         269,677
  Class C                                                                  3,658,615      1,036,392       2,722,494
  Institutional Class                                                      4,166,615      4,166,676       4,166,833
                                                                         -----------     ----------      ----------
                                                                          10,513,917      5,908,526       8,656,430
                                                                         -----------     ----------      ----------
 Cost of shares repurchased:
  Class A                                                                    (12,101)        (1,358)         (4,401)
  Class B                                                                       (195)            (8)            (12)
  Class C                                                                     (3,603)            (8)         (5,674)
  Institutional Class                                                              -              -               -
                                                                         -----------     ----------      ----------
                                                                             (15,899)        (1,374)        (10,087)
                                                                         -----------     ----------      ----------

Increase in net assets derived from capital share transactions            10,498,018      5,907,152       8,646,343
                                                                         -----------     ----------      ----------
Net increase in net assets                                                10,714,730      6,040,742       8,634,821

Net Assets:
 Beginning of period                                                               -              -               -
                                                                         -----------     ----------      ----------
 End of period                                                           $10,714,730     $6,040,742      $8,634,821
                                                                         ===========     ==========      ==========

See accompanying notes


Statements                                        Optimum Fund Trust
  OF CHANGES IN NET ASSETS (CONTINUED)            Period Ended September 30, 2003 (Unaudited)


                                                                           Optimum        Optimum         Optimum
                                                                          Large Cap       Small Cap      Small Cap
                                                                          Value Fund     Growth Fund     Value Fund


Increase (Decrease) in Net Assets from Operations:
 Net investment income (loss)                                               $  7,830       $ (9,213)       $ (2,511)
 Net realized gain on investments                                              9,439              -          40,451
 Net change in unrealized appreciation/depreciation of investments           (17,871)       228,188         118,675
                                                                          ----------     ----------      ----------
 Net increase (decrease) in net assets from operations                          (602)       218,975         156,615
                                                                          ----------     ----------      ----------

Capital Share Transactions:
 Proceeds from shares sold:
  Class A                                                                  1,493,384        319,646         327,678
  Class B                                                                    265,636         52,320          56,600
  Class C                                                                  2,734,941        575,805         585,089
  Institutional Class                                                      4,174,686      4,166,658       4,166,669
                                                                          ----------     ----------      ----------
                                                                           8,668,647      5,114,429       5,136,036
                                                                          ----------     ----------      ----------
 Cost of shares repurchased:
  Class A                                                                     (9,027)        (5,374)         (2,346)
  Class B                                                                        (12)             -              (8)
  Class C                                                                     (5,648)        (1,198)         (1,204)
  Institutional Class                                                              -              -               -
                                                                          ----------     ----------      ----------
                                                                             (14,687)        (6,572)         (3,558)
                                                                          ----------     ----------      ----------

Increase in net assets derived from capital share transactions             8,653,960      5,107,857       5,132,478
                                                                          ----------     ----------      ----------
Net increase in net assets                                                 8,653,358      5,326,832       5,289,093

Net Assets:
 Beginning of period                                                               -              -               -
                                                                          ----------     ----------      ----------
 End of period                                                            $8,653,358     $5,326,832      $5,289,093
                                                                          ==========     ==========      ==========
See accompanying notes


Financial
  HIGHLIGHTS


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                       Optimum Fixed Income Fund
                                                                                                                     Institutional
                                                                      Class A          Class B          Class C         Class

                                                                     8/1/03(1)        8/1/03(1)        8/1/03(1)      8/1/03(1)
                                                                        to               to               to              to
                                                                      9/30/03         9/30/03           9/30/03        9/30/03
                                                                    (Unaudited)      (Unaudited)      (Unaudited)    (Unaudited)
Net asset value, beginning of period                                   $8.500          $8.500           $8.500          $8.500

Income from investment operations:
Net investment income(2)                                                0.035           0.027            0.027           0.039
Net realized and unrealized gain on investments                         0.235           0.243            0.243           0.231
                                                                       ------          ------           ------          ------
Total from investment operations                                        0.270           0.270            0.270           0.270
                                                                       ------          ------           ------          ------

Net asset value, end of period                                         $8.770          $8.770           $8.770          $8.770
                                                                       ======          ======           ======          ======

Total return(3)                                                         3.18%           3.18%            3.18%           3.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                $2,170            $545           $3,699          $4,300
Ratio of expenses to average net assets                                 1.20%           1.85%            1.85%           0.85%
Ratio of expenses to average net assets prior to expense limitation     6.23%           6.88%            6.88%           5.88%
Ratio of net investment income to average net assets                    2.36%           1.71%            1.71%           2.71%
Ratio of net investment loss to average net assets prior to expense
 limitation                                                            (2.67%)         (3.32%)          (3.32%)         (2.32%)
Portfolio turnover                                                       409%            409%             409%            409%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The average shares outstanding method has been applied for per share information.

(3)  Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                      Optimum International Fund
                                                                                                                     Institutional
                                                                      Class A          Class B          Class C         Class

                                                                     8/1/03(1)        8/1/03(1)        8/1/03(1)      8/1/03(1)
                                                                        to               to               to              to
                                                                      9/30/03         9/30/03           9/30/03        9/30/03
                                                                    (Unaudited)      (Unaudited)      (Unaudited)    (Unaudited)
Net asset value, beginning of period                                   $8.500          $8.500           $8.500          $8.500

Income from investment operations:
Net investment income(2)                                                0.016           0.008            0.008           0.021
Net realized and unrealized gain on investments                         0.294           0.292            0.292           0.289
                                                                       ------          ------           ------          ------
Total from investment operations                                        0.310           0.300            0.300           0.310
                                                                       ------          ------           ------          ------

Net asset value, end of period                                         $8.810          $8.800           $8.800          $8.810
                                                                       ======          ======           ======          ======

Total return(3)                                                         3.65%           3.53%            3.53%           3.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                  $612             $87           $1,021          $4,321
Ratio of expenses to average net assets                                 1.92%           2.57%            2.57%           1.57%
Ratio of expenses to average net assets prior to expense limitation     7.24%           7.89%            7.89%           6.89%
Ratio of net investment income to average net assets                    1.06%           0.41%            0.41%           1.41%
Ratio of net investment loss to average net assets prior to expense
 limitation                                                            (4.26%)         (4.91%)          (4.91%)         (3.91%)
Portfolio turnover                                                        66%             66%              66%             66%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The average shares outstanding method has been applied for per share information.

(3)  Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                    Optimum Large Cap Growth Fund
                                                                                                                     Institutional
                                                                      Class A          Class B          Class C         Class

                                                                     8/1/03(1)        8/1/03(1)        8/1/03(1)      8/1/03(1)
                                                                        to               to               to              to
                                                                      9/30/03         9/30/03           9/30/03        9/30/03
                                                                    (Unaudited)      (Unaudited)      (Unaudited)    (Unaudited)
Net asset value, beginning of period                                   $8.500          $8.500           $8.500          $8.500

Income from investment operations:
Net investment income(2)                                               (0.009)         (0.018)          (0.017)         (0.004)
Net realized and unrealized gain on investments                         0.149           0.148            0.147           0.144
                                                                       ------          ------           ------          ------
Total from investment operations                                        0.140           0.130            0.130           0.140
                                                                       ------          ------           ------          ------

Net asset value, end of period                                         $8.640          $8.630           $8.630          $8.640
                                                                       ======          ======           ======          ======

Total return(3)                                                         1.65%           1.53%            1.53%           1.65%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                $1,474            $264           $2,661          $4,236
Ratio of expenses to average net assets                                 1.61%           2.26%            2.26%           1.26%
Ratio of expenses to average net assets prior to expense limitation     6.17%           6.82%            6.82%           5.82%
Ratio of net investment loss to average net assets                     (0.65%)         (1.30%)          (1.30%)         (0.30%)
Ratio of net investment loss to average net assets prior to expense
 limitation                                                            (5.21%)         (5.86%)          (5.86%)         (4.86%)
Portfolio turnover                                                        37%             37%              37%             37%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The average shares outstanding method has been applied for per share information.

(3)  Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                    Optimum Large Cap Value Fund
                                                                                                                     Institutional
                                                                      Class A          Class B          Class C         Class

                                                                     8/1/03(1)        8/1/03(1)        8/1/03(1)      8/1/03(1)
                                                                        to               to               to              to
                                                                      9/30/03         9/30/03           9/30/03        9/30/03
                                                                    (Unaudited)      (Unaudited)      (Unaudited)    (Unaudited)
Net asset value, beginning of period                                   $8.500          $8.500           $8.500          $8.500

Income from investment operations:
Net investment income(2)                                                0.010           0.002            0.002           0.015
Net realized and unrealized gain on investments                         0.100           0.098            0.098           0.095
                                                                       ------          ------           ------          ------
Total from investment operations                                        0.110           0.100            0.100           0.110
                                                                       ------          ------           ------          ------

Net asset value, end of period                                         $8.610          $8.600           $8.600          $8.610
                                                                       ------          ------           ------          ------

Total return(3)                                                         1.29%           1.18%            1.18%           1.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                $1,473            $262           $2,695          $4,223
Ratio of expenses to average net assets                                 1.50%           2.15%            2.15%           1.15%
Ratio of expenses to average net assets prior to expense limitation     5.69%           6.34%            6.34%           5.34%
Ratio of net investment income to average net assets                    0.69%           0.04%            0.04%           1.04%
Ratio of net investment loss to average net assets prior to expense
 limitation                                                            (3.50%)         (4.15%)          (4.15%)         (3.15%)
Portfolio turnover                                                        44%             44%              44%             44%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The average shares outstanding method has been applied for per share information.

(3)  Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                    Optimum Small Cap Growth Fund
                                                                                                                     Institutional
                                                                      Class A          Class B          Class C         Class

                                                                     8/1/03(1)        8/1/03(1)        8/1/03(1)      8/1/03(1)
                                                                        to               to               to              to
                                                                      9/30/03         9/30/03           9/30/03        9/30/03
                                                                    (Unaudited)      (Unaudited)      (Unaudited)    (Unaudited)
Net asset value, beginning of period                                   $8.500          $8.500           $8.500          $8.500

Income from investment operations:
Net investment income(2)                                               (0.022)         (0.031)          (0.031)         (0.018)
Net realized and unrealized gain on investments                         0.522           0.531            0.531           0.518
                                                                       ------          ------           ------          ------
Total from investment operations                                        0.500           0.500            0.500           0.500
                                                                       ------          ------           ------          ------

Net asset value, end of period                                         $9.000          $9.000           $9.000          $9.000
                                                                       ======          ======           ======          ======

Total return(3)                                                         5.88%           5.88%            5.88%           5.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                  $310             $51             $554          $4,412
Ratio of expenses to average net assets                                 1.81%           2.46%            2.46%           1.46%
Ratio of expenses to average net assets prior to expense limitation
 and expenses paid indirectly                                           6.58%           7.23%            7.23%           6.23%
Ratio of net investment loss to average net assets                     (1.53%)         (2.18%)          (2.18%)         (1.18%)
Ratio of net investment loss to average net assets prior to expense
 limitation and expenses paid indirectly                               (6.30%)         (6.95%)          (6.95%)         (5.95%)
Portfolio turnover                                                         0%              0%               0%              0%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The average shares outstanding method has been applied for per share information.

(3)  Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                    Optimum Small Cap Value Fund
                                                                                                                    Institutional
                                                                      Class A          Class B          Class C         Class

                                                                     8/1/03(1)        8/1/03(1)        8/1/03(1)      8/1/03(1)
                                                                        to               to               to              to
                                                                      9/30/03         9/30/03           9/30/03        9/30/03
                                                                    (Unaudited)      (Unaudited)      (Unaudited)    (Unaudited)
Net asset value, beginning of period                                   $8.500          $8.500           $8.500          $8.500

Income (loss) from investment operations:
Net investment loss(2)                                                 (0.009)         (0.018)          (0.018)         (0.004)
Net realized and unrealized gain on investments                         0.359           0.358            0.358           0.354
                                                                       ------          ------           ------          ------
Total from investment operations                                        0.350           0.340            0.340           0.350
                                                                       ------          ------           ------          ------

Net asset value, end of period                                         $8.850          $8.840           $8.840          $8.850
                                                                       ======          ======           ======          ======

Total return(3)                                                         4.12%           4.00%            4.00%           4.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                  $323             $55             $572          $4,339
Ratio of expenses to average net assets                                 1.67%           2.32%            2.32%           1.32%
Ratio of expenses to average net assets prior to expense limitation
 and expenses paid indirectly                                           6.70%           7.35%            7.35%           6.35%
Ratio of net investment loss to average net assets                     (0.66%)         (1.31%)          (1.31%)         (0.31%)
Ratio of net investment loss to average net assets prior to expense
 limitation and expenses paid indirectly                               (5.69%)         (6.34%)          (6.34%)         (5.34%)
Portfolio turnover                                                        60%             60%              60%             60%


(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The average shares outstanding method has been applied for per share information.

(3)  Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Notes                                             Optimum Fund Trust
  TO FINANCIAL STATEMENTS                         September 30, 2003 (Unaudited)


Optimum Fund Trust (the "Trust") is organized as a Delaware statutory trust and offers six series: Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small Cap Growth Fund, and Optimum Small Cap Value Fund, (each a "Fund" and collectively, the "Funds"). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% for Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small Cap Growth Fund, Optimum Small Cap Value Fund and Optimum International Fund and 4.50% for Optimum Fixed Income Fund. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. The individual Funds had not commenced operations except those related to organizational matters and the sale of initial shares of beneficial interest to the initial shareholder, Delaware Management Company, Inc. (DMC), the investment manager, on July 17, 2003.

The investment objective of Optimum Fixed Income Fund is to seek a high level of income. The Fund may also seek growth of capital.

The investment objective of Optimum International Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Large Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Large Cap Value Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Small Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Small Cap Value Fund is to seek long-term growth of capital.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Trust.

Security Valuation - All equity securities are valued as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. All NYSE traded securities are valued at the last quoted sales price. Securities traded on the Nasdaq Stock Market Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before each Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - Each Fund intends to elect to be, and qualify for treatment as, a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Each Fund intends to meet the calendar year distribution requirements imposed by the Code to avoid the imposition of a 4% excise tax.

Organizational and Offering Costs - Costs incurred in connection with the organization of the Trust were borne by Delaware Management Company (DMC) a series of Delaware Management Business Trust and Linsco/Private Ledger Corp., who provides certain sub-transfer agency services to the Funds and who has entered into an Investment Consulting Agreement with DMC.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - Each Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds isolate that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Optimum Fund Trust are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed

Notes                                                         Optimum Fund Trust
  TO FINANCIAL STATEMENTS (CONTINUED)


1. Significant Accounting Policies (continued) securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Fund's understanding of the applicable country's tax rules and rates. The Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small Cap Growth Fund, Optimum Small Cap Value Fund, and Optimum International Fund expects to declare and pay all of its net investment income , if any, to shareholders as dividends annually. The Optimum Fixed Income Fund expects to declare and pay dividends quarterly. Each Fund will pay net capital gains, if any, at least annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, each Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in its respective expense caption on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly." The amount of this expense for the period ended September 30, 2003 was as follows:

                             Optimum                      Optimum
                            Small Cap                    Small Cap
                           Growth Fund                   Value Fund
                           -----------                   ----------
Earnings credits               $10                           $21

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
DMC furnishes investment management services to each Fund and has full discretion and responsibility, subject to the overall supervision of the Trust's Board of Trustees, to select and contract with one or more investment sub-advisers to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and dispositions of investments, securities and cash contained in each Fund. The investment management agreement obligates the investment manager to implement decisions with respect to the allocation or reallocation of each Fund's assets among one or more current or additional sub-advisers, and to monitor the sub-advisers' compliance with the relevant Fund's investment objective, policies and restrictions. DMC pays the sub-advisers out of its fees.

In accordance with the terms of the investment management agreement, the investment manager is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of a Fund:

   Optimum Large Cap Growth Fund                                0.8000% of assets up to $250 million
                                                                0.7875% of assets from $250 million to $300 million
                                                                0.7625% of assets from $300 million to $400 million
                                                                0.7375% of assets from $400 million to $500 million
                                                                0.7250% of assets over $500 million

   Optimum Large Cap Value Fund                                 0.8000% of assets up to $100 million
                                                                0.7375% of assets from $100 million to $250 million
                                                                0.7125% of assets from $250 million to $500 million
                                                                0.6875% of assets over $500 million

   Optimum Small Cap Growth Fund                                1.1000% of assets

   Optimum Small Cap Value Fund                                 1.0500% of assets up to $75 million
                                                                1.0250% of assets from $75 million to $150 million
                                                                1.0000% of assets over $150 million

   Optimum International Fund                                   0.8750% of assets up to $50 million
                                                                0.8000% of assets from $50 to 100 million
                                                                0.7800% of assets from $100 to 300 million
                                                                0.7650% of assets from $300 to 400 million
                                                                0.7300% of assets over $400 million

   Optimum Fixed Income Fund                                    0.7000% of assets up to $25 million
                                                                0.6500% of assets from $25 million to $100 million
                                                                0.6000% of assets over $100 million

DMC has entered into sub-advisory agreements for the Trust as follows: Optimum Large Cap Growth Fund - Marsico Capital Management, LLC and T. Rowe Price Associates, Inc.; Optimum Large Cap Value Fund - Massachusetts Financial Services Company and Van Kampen Asset Management, Inc.; Optimum Small Cap Growth Fund - Liberty Wagner Asset Management, L.P.; Optimum Small Cap Value Fund - Hotchkis and Wiley Capital Management, LLC and Delafield Asset Management (a division of Reich & Tang Asset Management, LLC); Optimum International Fund - Delaware International Advisers Ltd. (DIAL), an affiliate of DMC, and Marsico Capital Management, LLC; Optimum Fixed Income Fund - DIAL and Deutsche Investment Management Americas Inc.

For the services provided, DMC pays DIAL sub-advisory fees as follows: Optimum Fixed Income Fund - an annual fee on the first $25 million of it's portion of average daily net assets at 0.35%, 0.30% on the next $75 million, and 0.25% on it's portion of average daily net assets over $100 million; Optimum International Fund - an annual fee on the first $50 million of it's portion of average daily net assets at 0.55%, 0.40% on the next $50 million, and 0.36% on it's portion of average daily net assets over $100 million.

Notes                                                         Optimum Fund Trust
  TO FINANCIAL STATEMENTS (CONTINUED)


2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
DMC has contracted to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs, and extraordinary expenses, do not exceed specified percentages of average daily net assets through August 1, 2004 as shown below:

                                                      Optimum       Optimum       Optimum       Optimum       Optimum       Optimum
                                                    Fixed Income  International   Large Cap     Large Cap     Small Cap    Small Cap
                                                       Fund          Fund        Growth Fund   Value Fund   Growth Fund   Value Fund
                                                    ------------  -------------  -----------   ----------   -----------   ----------
                                                       0.85%         1.57%          1.26%         1.15%        1.46%         1.32%


Delaware Service Company, Inc. (DSC), an affiliate of DMC and DIAL, provides the Trust with fund accounting, administrative, and transfer agency services pursuant to a Mutual Fund Services Agreement. For fund accounting services, the Trust pays DSC a fee at an annual rate of 0.04% of the Trust's total average daily net assets, plus out-of-pocket expenses, subject to certain minimums. DSC also provides the Trust with administrative services including financial and tax reporting, corporate governance, and preparation of materials and reports for the Board of Trustees. For administrative services, the Trust pays DSC a fee at an annual rate of 0.35% of the Trust's total average daily net assets, plus out-of-pocket expenses. DSC also serves as the shareholder servicing, dividend disbursing, and transfer agent for each Fund. For transfer agency services, the Trust pays DSC a fee at an annual rate of 0.15% of the Trust's total average daily net assets, subject to certain minimums.

Delaware Distributors, L.P. (DDLP) serves as the national distributor of each Fund's shares pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement and Rule 12b-1 plans, the Funds pay DDLP an annual fee of 0.35% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. No distribution expenses are paid by Institutional Class shares.

At September 30, 2003, each Fund had receivables from or liabilities payable to affiliates as follows:

                                                      Optimum       Optimum       Optimum       Optimum       Optimum       Optimum
                                                    Fixed Income  International   Large Cap     Large Cap     Small Cap    Small Cap
                                                       Fund          Fund        Growth Fund   Value Fund   Growth Fund   Value Fund
                                                    ------------  -------------  -----------   ----------   -----------   ----------
Dividend disbursing, transfer agent fees,
  accounting and other expenses payable to DSC      $(33,621)     $(33,058)      $(33,402)     $(27,554)     $(27,188)     $(27,160)
Other expenses payable to DMC and affiliates          (1,330)       (1,315)        (1,315)       (1,330)       (1,315)       (1,315)
Receivable from DMC or DIAL under expense
  limitation agreement                                40,658        34,650         38,635        29,725        28,188        30,208


DMC, DSC and DDLP are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc., which is an indirect wholly owned subsidiary of Lincoln National Corporation.

Certain officers of DIAL, DMC, DSC, and DDLP are officers and/or trustees of the Funds. These officers and trustees are paid no compensation by the Funds.

3. Investments
For the period ended September 30, 2003, the Funds made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:


                                                       Optimum       Optimum       Optimum      Optimum      Optimum       Optimum
                                                    Fixed Income   International   Large Cap   Large Cap    Small Cap     Small Cap
                                                        Fund          Fund        Growth Fund  Value Fund   Growth Fund  Value Fund
                                                    ------------   -------------  -----------  ----------   -----------  ----------
Purchases                                              $6,857,160   $5,984,466    $7,765,128   $8,530,239    $4,518,162   $4,364,756
Sales                                                   1,553,751      530,136       354,249      426,252             -      376,161


At September 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2003, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:


                                                       Optimum       Optimum       Optimum      Optimum     Optimum       Optimum
                                                    Fixed Income  International   Large Cap   Large Cap    Small Cap     Small Cap
                                                        Fund          Fund       Growth Fund  Value Fund   Growth Fund   Value Fund
                                                    ------------   ------------  -----------  ----------   -----------   ----------
Cost of investments                                 $10,640,628    $6,241,097    $8,626,246   $9,174,414    $5,143,162   $5,236,046
                                                    ===========    ==========    ==========   ==========    ==========   ==========
Aggregate unrealized appreciation                   $   180,124    $  228,706    $  141,330   $  105,550    $  323,345$     177,364
Aggregate unrealized depreciation                        (6,178)      (95,305)     (145,064)    (123,357)      (95,157)     (58,689)
                                                    -----------    ----------    ----------   ----------    ----------   ----------
Net unrealized appreciation (depreciation)          $   173,946    $  133,401    $   (3,734)  $  (17,807)   $  228,188   $  118,675
                                                    ===========    ==========    ==========   ==========    ==========   ==========

Notes                                                         Optimum Fund Trust
  TO FINANCIAL STATEMENTS (CONTINUED)


4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. There were no distributions paid during the period ended September 30, 2003.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of September 30, 2003, the estimated components of net assets on a tax basis were as follows:

                                            Optimum Fixed Income Fund    Optimum International Fund    Optimum Large Cap Growth Fund
                                            -------------------------    --------------------------    -----------------------------
Shares of beneficial interest                      $10,498,018                  $5,907,152                      $8,646,343
Undistributed ordinary income (loss)                    22,658                       7,329                          (4,818)
Undistributed net realized capital
  gain/(losses) on investments                          19,923                      (5,574)                         (2,633)
Unrealized appreciation (depreciation)
  of investments                                       174,131                     133,835                          (4,071)
                                                   -----------                  ----------                      ----------
Net assets                                         $10,714,730                  $6,042,742                      $8,634,821
                                                   ===========                  ==========                      ==========

                                         Optimum Large Cap Value Fund   Optimum Small Cap Growth Fund   Optimum Small Cap Value Fund
                                         ----------------------------   -----------------------------   ----------------------------
Shares of beneficial interest                       $8,653,960                  $5,107,857                      $5,132,478
Undistributed ordinary income (loss)                     8,082                      (9,213)                         (2,511)
Undistributed net realized capital gain
  on investments                                         9,187                           -                          40,451
Unrealized appreciation (depreciation)
  of investments                                       (17,871)                    228,188                         118,675
                                                    ----------                  ----------                      ----------
Net assets                                          $8,653,358                  $5,326,832                      $5,289,093
                                                    ==========                  ==========                      ==========

5. Capital Shares
Transactions in capital shares were as follows:

                                         Optimum        Optimum          Optimum        Optimum            Optimum         Optimum
                                       Fixed Income   International     Large Cap      Large Cap          Small Cap       Small Cap
                                           Fund           Fund         Growth Fund     Value Fund        Growth Fund     Value Fund
                                      -------------   -------------    -----------     ----------        -----------     ----------
Shares sold:
 Class A                                 248,859          69,656          171,110         172,124           35,072          36,737
 Class B                                  62,205           9,881           30,649          30,440            5,620           6,273
 Class C                                 422,452         115,945          309,011         313,983           61,737          64,831
 Institutional Class                     490,193         490,193          490,193         490,193          490,193         490,193
                                      ----------        --------        ---------      ----------         --------        --------
                                       1,223,709         685,675        1,000,963       1,006,740          592,622         598,034
                                      ----------        --------        ---------      ----------         --------        --------

Shares repurchased:
 Class A                                  (1,407)           (153)            (505)         (1,040)            (609)           (266)
 Class B                                     (23)             (1)              (1)             (1)               -              (1)
 Class C                                    (417)             (1)            (638)           (643)            (127)           (133)
 Institutional Class                           -               -                -               -                -               -
                                      ----------        --------        ---------      ----------         --------        --------
                                          (1,847)           (155)          (1,144)         (1,684)            (736)           (400)
                                      ----------        --------        ---------      ----------         --------        --------
Net increase                           1,221,862         685,520          999,819       1,005,056          591,886         597,634
                                      ==========        ========        =========      ==========         ========        ========

Notes                                                         Optimum Fund Trust
  TO FINANCIAL STATEMENTS (CONTINUED)


6. Foreign Exchange Contracts
The Optimum International Fund, Optimum Fixed Income Fund, Optimum Large Cap Growth Fund and Optimum Large Cap Value Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies.

Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The following forward foreign currency exchange contracts were outstanding at September 30, 2003:

                                           Contracts             In                                  Unrealized
                                              to               Exchange          Settlement         Appreciation
                                       Receive (Deliver)         For                Date           (Depreciation)
                                       -----------------      ---------         ---------------    --------------
Optimum Fixed Income Fund                15,748 AUD           $(10,676)         October 1, 2003         $ (17)
                                         49,306 EUR           $(56,608)         October 1, 2003         $ 811
                                         4,993,885 JPY        $(44,764)         October 1, 2003         $ (62)
                                         66,251 NOK           $ (9,436)         October 1, 2003         $ (47)
                                         29,080 PZY           $ (7,305)         October 1, 2003         $  88
                                         89,894 SEK           $(11,616)         October 1, 2003         $   6
                                                                                                        -----
                                                                                                        $ 779
                                                                                                        =====

Optimum International Fund               34,511 GBP           $(57,499)         October 1, 2003         $(162)
                                         12,350 GBP           $(20,564)         October 2, 2003         $ (45)
                                         8,517 EUR            $ (9,871)         October 1, 2003         $  48
                                         11,680 EUR           $(13,537)         October 2, 2003         $  65
                                         10,537,205 JPY       $(94,600)         October 1, 2003         $(278)
                                         19,677 MXP           $ (1,793)         October 2, 2003         $ (10)
                                         16,541 NOK           $ (2,355)         October 2, 2003         $ (11)
                                         (14,040) CHF         $ 10,450          October 1, 2003         $(182)
                                         26,236 CHF           $(19,748)         October 2, 2003         $ 118
                                         146,090 ZAR          $(20,533)         October 2, 2003         $ 436
                                                                                                        -----
                                                                                                        $ (21)
                                                                                                        =====
Optimum Large Cap Value Fund             2,059 GBP            $ (3,415)         October 1, 2003         $   5
                                         2,764 GBP            $ (4,609)         October 2, 2003         $ (16)
                                                                                                        -----
                                                                                                        $ (11)
                                                                                                        =====
Abbreviations of Currency:
AUD - Australian Dollar                  MXP - Mexican Peso
CHF - Swiss Franc                        NOK - Norwegian Kroner
EUR - European Monetary Unit             PZY - Polish Zloty
GBP - Great British Pound                SEK - Swedish Krona
JPY - Japanese Yen                       ZAR - South African Rand

7. Credit and Market Risks
Some countries in which Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund and Optimum Large Cap Value Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

The Optimum Fixed Income Fund may invest in high yield fixed income securities which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Notes                                                         Optimum Fund Trust
  TO FINANCIAL STATEMENTS (CONTINUED)


7. Credit and Market Risks (continued)
The Optimum Fixed Income Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Fund did not hold any principal-only or interest-only CMOs at September 30, 2003.

Each Fund may invest up to 15% of their total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

The Optimum Small Cap Growth Fund and Optimum Small Cap Value Fund invest a significant portion of their assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

8. Industry Allocation
As of September 30, 2003, the Optimum International Fund investment securities classified by type of business were as follows:

                                                             Percentage
Industry                                                   of net assets
--------                                                   -------------
Automobiles & Components                                        4.57%
Banking & Finance                                              20.89
Business Services                                               1.17
Cable, Media & Publishing                                       5.86
Chemicals                                                       1.47
Computers & Technology                                          2.06
Consumer Products                                               0.83
Electronics & Electrical Equipment                              9.11
Energy                                                          6.10
Food, Beverage & Tobacco                                        2.13
Healthcare & Pharmaceuticals                                    6.37
Industrial Machinery                                            2.30
Leisure, Lodging & Entertainment                                3.04
Metals & Mining                                                 1.27
Mutual Funds                                                    0.50
Packaging & Containers                                          0.72
Paper & Forest Products                                         0.33
Real Estate                                                     2.13
Retail                                                          4.58
Semiconductors                                                  1.78
Telecommunications                                              6.90
Transportation & Shipping                                       4.47
Utilities                                                       3.84
                                                              ------
Total                                                          92.42%
                                                              ======

Delaware
Investments(sm)
--------------------------------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Optimum Trust Funds shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Optimum Trust Funds and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                                    Affiliated Officers                       Contact Information

Mark S. Casady                                       Joseph H. Hastings                        Investment Manager
President and Chief Operating Officer                Senior Vice President and                 Delaware Management Company
LPL Financial Services                               Chief Financial Officer                   Philadelphia, PA
                                                     Optimum Fund Trust
Jude T. Driscoll                                     Philadelphia, PA                          International Affiliate
Chairman                                                                                       Delaware International Advisers Ltd.
Delaware Investments Family of Funds                 Richelle S. Maestro                       London, England
                                                     Senior Vice President,
David Kittredge                                      General Counsel and Secretary             National Distributor
Vice President                                       Optimum Fund Trust                        Delaware Distributors, L.P.
Lincoln Financial Distributors, Inc.                 Philadelphia, PA                          Philadelphia, PA

Nicholas D. Constan                                  Michael P. Bishof                         Shareholder Servicing, Dividend
Adjunct Professor - University of Pennsylvania       Senior Vice President and Treasurer       Disbursing and Transfer Agent
                                                     Optimum Fund Trust                        Delaware Service Company, Inc.
William W. Hennig                                    Philadelphia, PA                          2005 Market Street
Private Investor                                                                               Philadelphia, PA 19103-7094

Durant Adams Hunter                                                                            For Shareholders
Chief Executive Officer and Executive Recruiter                                                800 523-1918
Whitehead MANN Inc. (Executive Recruiting)                                                     For Securities Dealers and Financial
                                                                                               Institutions Representatives Only
Kenneth R. Leibler                                                                             800 362-7500
Chairman and Chief Executive Officer -
Boston Stock Exchange                                                                          Web site
                                                                                               www.delawareinvestments.com
Stephen Paul Mullin
Principal - Econsult Corporation

Robert A. Rudell
Director - Medtox Scientific

Jon Edward Socolofsky
Private Investor













(8358)                                                                                                          Printed in the USA
SA-901 [9/03] IVES 11/03                                                                                                     J9452


Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits

(a) (1) Code of Ethics

        Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:

JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
       -----------------------
Title: Chairman
Date:  December 5, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
       -----------------------
Title: Chairman
Date:  December 5, 2003

JOSEPH H. HASTINGS
------------------------------
By:    Joseph H. Hastings
       -----------------------
Title: Chief Financial Officer
Date:  December 5, 2003